As filed with the Securities and Exchange             Registration No. 333-56297
Commission on December 14, 1998                       Registration No. 811-2512


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

                        POST-EFFECTIVE AMENDMENT NO. 2 TO
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                                and Amendment to

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940


     Variable Annuity Account B of Aetna Life Insurance and Annuity Company

                    Aetna Life Insurance and Annuity Company

            151 Farmington Avenue, RE4A, Hartford, Connecticut 06156

        Depositor's Telephone Number, including Area Code: (860) 273-4686

                           Julie E. Rockmore, Counsel
                    Aetna Life Insurance and Annuity Company
            151 Farmington Avenue, RE4A, Hartford, Connecticut 06156
                     (Name and Address of Agent for Service)


It is proposed that this filing will become effective:

         [X]  immediately upon filing pursuant to paragraph (b) of Rule 485

         [ ]  on _______________________ pursuant to paragraph (b) of Rule 485

                           VARIABLE ANNUITY ACCOUNT B
                              CROSS REFERENCE SHEET


                                                                             LOCATION - PROSPECTUS
                                                                         DATED AUGUST 19, 1998, AND AS
                                                                             AMENDED BY SUPPLMENTS
FORM N-4                                                                   DATED OCTOBER 1, 1998 AND
ITEM NO.                          PART A (PROSPECTUS)                         DECEMBER 14, 1998

    1           Cover Page...........................................    Cover Page

    2           Definitions..........................................    Definitions

    3           Synopsis.............................................    Prospectus Summary; Fee Table, and as amended

    4           Condensed Financial Information......................    Condensed Financial Information

    5           General Description of Registrant, Depositor, and
                Portfolio Companies..................................    The Company; Variable Annuity Account B; The
                                                                         Funds, and as amended

    6           Deductions and Expenses..............................    Charges and Deductions, and as amended

    7           General Description of Variable Annuity Contracts....
                                                                         Purchase; Miscellaneous

    8           Annuity Period.......................................    Annuity Period, and as amended

    9           Death Benefit........................................    Death Benefit During Accumulation Period; Death
                                                                         Benefit Payable During Annuity Period

   10           Purchases and Contract Value.........................    Purchase; Contract Valuation

   11           Redemptions..........................................    Right to Cancel; Withdrawals

   12           Taxes................................................    Tax Status

   13           Legal Proceedings....................................    Miscellaneous - Legal Matters and Proceedings

   14           Table of Contents of the Statement of Additional
                Information..........................................    Contents of the Statement of Additional
                                                                         Information

                                                                          LOCATION - STATEMENT OF
FORM N-4                         PART B (STATEMENT OF                     ADDITIONAL INFORMATION
ITEM NO.                        ADDITIONAL INFORMATION)                    DATED AUGUST 19, 1998

   15           Cover Page...........................................    Cover page

   16           Table of Contents....................................    Table of Contents

   17           General Information and History......................    General Information and History

   18           Services.............................................    General Information and History; Independent
                                                                         Auditors

   19           Purchase of Securities Being Offered.................    Offering and Purchase of Contracts

   20           Underwriters.........................................    Offering and Purchase of Contracts

   21           Calculation of Performance Data......................    Performance Data; Average Annual Total Return
                                                                         Quotations

   22           Annuity Payments.....................................    Annuity Payments

   23           Financial Statements.................................    Financial Statements


                           Part C (Other Information)
                           --------------------------

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C to this Registration Statement.

                                  PARTS A AND B


The Prospectus and Statement of Additional Information are incorporated in Parts A and B, respectively, of this Post-Effective Amendment No. 2 by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 (File No. 333-56297), as filed electronically on August 4, 1998 and declared effective on August 19, 1998 and by reference to Prospectus Supplement dated October 1, 1998 as filed in Post-Effective Amendment No. 1 to the Registration Statement on Form N-4 (File No. 333-56297), as filed electronically on September 14, 1998 and declared effective on October 1, 1998.

A Prospectus Supplement dated December 14, 1998 is included in Part A of this Post-Effective Amendment.

                          VARIABLE ANNUITY ACCOUNT B
                   Aetna Life Insurance and Annuity Company

                      Supplement Dated December 14, 1998
                    to the Prospectus dated August 19, 1998

The information in this supplement updates and amends the information contained in the Prospectus dated August 19, 1998. You should read this Supplement along with the Prospectus.

The first paragraph under the "The Funds" on page 21 of the Prospectus is replaced with the following:

   Purchase Payments may be allocated to one or more of the Subaccounts as designated on the Application. In turn, the Subaccounts invest in the corresponding Funds at net asset value. The Company reserves the right to limit the number of investment options that can be selected under the Contract. Currently there is no limit on the number of investment options that can be selected, but the number of investment options that may be selected at any one time by a Certificate Holder is limited to 18. Each Subaccount and each Guaranteed Term of the same duration, or an investment in the Fixed account in certain Contracts where the Guaranteed Account is not available, count as an investment option.

The first sentence of the "Guaranteed Account Option" section on page 22 is replaced with the following:

     In certain states, Purchase Payments may be allocated to the Guaranteed Account.

The paragraph under the "Fixed Account Option" section on page 22 of the Prospectus is replaced with the following:

   In certain states, Purchase Payments may be allocated to the Fixed Account. Such an allocation may require participation in the Company's Dollar Cost Averaging Program. Through the Fixed Account we guarantee to pay the minimum interest rate specified in the Contract. (See Appendix B.)

The "Nursing Home Waiver" section on page 27 of the Prospectus is replaced with the following:

   Nursing Home Waiver. Under Option Packages II and III, you may withdraw all or a portion of your Purchase Payments without a deferred sales charge, provided that:

   (1) More than one Account Year has elapsed since the Schedule Effective Date;

   (2) The withdrawal is requested within three years of the Annuitant's admission to a licensed Nursing Home facility (in Oregon there is no three year limitation period and in New Hampshire non-licensed facilities are included); and

   (3) The Annuitant has spent at least 45 consecutive days in such facility.

This waiver of deferred sales charge does not apply if the Annuitant is in a licensed Nursing Home facility for at least one day during the two week period immediately preceding or following the Schedule Effective Date. It will also not apply if otherwise prohibited by state law.

The third and fourth sentences in the "SUBACCOUNT TRANSFERS" section on page 29 of the prospectus are replaced with the following:

   Transfers may be made from the Fixed Account to any of the available investment options, subject to certain restrictions. We reserve the right, however, to restrict transfers into the Fixed Account from any of the other investment options.

The following sentence is added to the end of the first paragraph of the "Reinstatement Privilege Following Withdrawal" section on page 30 of the
Prospectus:

   We reserve the right to accept a reinstatement elected more than 30 days after the withdrawal and to accept the proceeds more than 60 days after the withdrawal.

The last sentence of the first paragraph of the "Amount of Each Annuity Payment" section on page 37 of the Prospectus is replaced with the following:

   Unless prohibited by law, we reserve the right to increase the minimum first Annuity Payment amount and the minimum annual Annuity Payment amount based on increases reflected in the Consumer Price Index-Urban (CPI-U), since July 1, 1993.

Form No.: X.56297-98-1

33356297

                           VARIABLE ANNUITY ACCOUNT B
                           PART C - OTHER INFORMATION

Item 24. Financial Statements and Exhibits
------------------------------------------
  (a) Financial Statements:

       (1)    Incorporated by reference in Part A:
              Condensed Financial Information
       (2)    Incorporated by reference in Part B:
              Financial Statements of Variable Annuity Account B:
              - Statement of Assets and Liabilities as of December 31, 1997
              - Statements of Operations and Changes in Net Assets for the years ended December 31, 1997 and 1996
              - Notes to Financial Statements
              - Independent Auditors' Report
              Financial Statements of the Depositor:
              - Independent Auditors' Report
              - Consolidated Statements of Income for the years ended December
                31, 1997, 1996 and 1995
              - Consolidated Balance Sheets as of December 31, 1997 and 1996
              - Consolidated Statements of Changes in Shareholder's Equity for
                the years ended December 31, 1997, 1996 and 1995
              - Consolidated Statements of Cash Flows for the years ended
                December 31, 1997, 1996 and 1995
              - Notes to Consolidated Financial Statements

  (b) Exhibits
       (1) Resolution of the Board of Directors of Aetna Life Insurance and Annuity Company establishing Variable Annuity Account B(1)
       (2)    Not applicable
       (3.1)  Broker-Dealer Agreement(2)
       (3.2) Alternative Form of Wholesaling Agreement and Related Selling Agreement(3)
       (4.1)  Variable Annuity Contract (GM-VA-98)(2)
       (4.2)  Variable Annuity Contract Certificate (GMC-VA-98)(2)
       (4.3) Endorsement (EVAGET98) to Variable Annuity Contract GM-VA-98 and Variable Annuity Contract Certificate GMC-VA-98(4)
       (5)    Variable Annuity Contract Application(9.5.89-6(9/98))(5)
       (6.1) Certificate of Incorporation of Aetna Life Insurance and Annuity Company(6)
       (6.2) Amendment of Certificate of Incorporation of Aetna Life Insurance and Annuity Company(7)
       (6.3) By-Laws as amended September 17, 1997 of Aetna Life Insurance and Annuity Company(8)
       (7)    Not applicable

       (8.1) Fund Participation Agreement between Aetna Life Insurance and Annuity Company and AIM dated June 30, 1998(5)
       (8.2) Service Agreement between Aetna Life Insurance and Annuity Company and AIM effective June 30, 1998(5)
       (8.3) Fund Participation Agreement by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series, and Aeltus Investment Management, Inc. dated as of May 1, 1998(2)
       (8.4) Amendment dated November 9, 1998 to Fund Participation Agreement by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series, and Aeltus Investment Management, Inc. dated as of May 1, 1998
       (8.5) Service Agreement between Aeltus Investment Management, Inc. and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, and Aetna Variable Portfolios, Inc. on behalf of each of its series dated as of May 1, 1998(2)
       (8.6) Amendment dated November 4, 1998 to Service Agreement between Aeltus Investment Management, Inc. and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series dated as of May 1, 1998
       (8.7) Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996
              and March 1, 1996(7)
       (8.8) Fifth Amendment dated as of May 1, 1997 to the Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996 and March 1,
              1996(9)

       (8.9) Sixth Amendment dated November 6, 1997 to the Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1,
              1996 and May 1, 1997(10)
       (8.10) Seventh Amendment dated as of May 1, 1998 to the Fund
              Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996,
              March 1, 1996, May 1, 1997 and November 6, 1997(2)
       (8.11) Fund Participation Agreement between Aetna Life Insurance and
              Annuity Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996
              and March 1, 1996(7)
       (8.12) Fifth Amendment, dated as of May 1, 1997, to the Fund
              Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996
              and March 1, 1996(9)
       (8.13) Sixth Amendment dated as of January 20, 1998 to the Fund
              Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996,
              March 1, 1996 and May 1, 1997(11)
       (8.14) Seventh Amendment dated as of May 1, 1998 to the Fund
              Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996,
              March 1, 1996, May 1, 1997 and January 20, 1998(2)
       (8.15) Service Agreement between Aetna Life Insurance and Annuity Company and Fidelity Investments Institutional Operations Company dated as of November 1, 1995(12)
       (8.16) Amendment dated January 1, 1997 to Service Agreement between Aetna
              Life Insurance and Annuity Company and Fidelity Investments Institutional Operations Company dated as of November 1, 1995(9)
       (8.17) Service Contract between Fidelity Distributors Corporation and
              Aetna Life Insurance and Annuity Company dated May 2, 1997
       (8.18) Fund Participation Agreement among Janus Aspen Series and Aetna
              Life Insurance and Annuity Company and Janus Capital Corporation dated December 8, 1997(13)
       (8.19) Amendment dated October 12, 1998 to Fund Participation Agreement among Janus Aspen Series and Aetna Life Insurance and Annuity Company and Janus Capital Corporation dated December 8, 1997

       (8.20) Service Agreement between Janus Capital Corporation and Aetna Life
              Insurance and Annuity Company dated December 8, 1997(13)
       (8.21) Fund Participation Agreement among MFS Variable Insurance Trust,
              Aetna Life Insurance and Annuity Company and Massachusetts
              Financial Services Company dated April 30, 1996, and amended on September 3, 1996, March 14, 1997 and November 28, 1997(2)
       (8.22) Fourth Amendment dated May 1, 1998 to the Fund Participation
              Agreement by and among MSF Variable Insurance Trust, Aetna Life Insurance and Annuity Company and Massachusetts Financial Services Company dated April 30, 1996, and amended on September 3, 1996, March 14, 1997 and November 28, 1997(5)
       (8.23) Form of Fifth Amendment to Fund Participation Agreement by and among MSF Variable Insurance Trust, Aetna Life Insurance and Annuity Company and Massachusetts Financial Services Company dated April 30, 1996, and amended on September 3, 1996, March 14, 1997 and November 28, 1997
       (8.24) Fund Participation Agreement dated March 11, 1997 between Aetna
              Life Insurance and Annuity Company and Oppenheimer Variable Annuity Account Funds and Oppenheimer Funds, Inc.(14)
       (8.25) Service Agreement effective as of March 11, 1997 between
              Oppenheimer Funds, Inc. and Aetna Life Insurance and Annuity Company(14)
       (9)    Opinion and Consent of Counsel
       (10)   Consent of Independent Auditors
       (11)   Not applicable
       (12)   Not applicable
       (13)   Schedule for Computation of Performance Data(5)
       (14)   Not applicable
       (15.1) Powers of Attorney(5)
       (15.2) Authorization for Signatures(3)

1. Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 33-75986), as filed electronically on April 22, 1996 (Accession No. 0000950146-96-000563).

2. Incorporated by reference to Registration Statement on Form N-4 (File No. 333-56297), as filed electronically on June 8, 1998 (Accession No. 0000950146-98-000983).

3. Incorporated by reference to Post-Effective Amendment No. 5 to Registration Statement on Form N-4 (File No. 33-75986), as filed electronically on April 12, 1996 (Accession No. 0000912057-96-006383).

4. Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-56297), as filed electronically on September 14, 1998 (Accession No. 0000950146-98-001574).

5. Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-56297), as filed electronically on August 4, 1998 (Accession No. 0000950146-98-001283).

6. Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form S-1 (File No. 33-60477), as filed electronically on April 15, 1996 (Accession No. 0000950146-96-000534).

7. Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 33-75964), as filed electronically on February 11, 1997 (Accession No. 0000950146-97-000159).

8. Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 33-91846), as filed electronically on October 30, 1997 (Accession No. 0000950146-97-001589).

9. Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4 (File No. 33-34370), as filed electronically on September 29, 1997 (Accession No. 0000950146-97-001485).

10. Incorporated by reference to Post-Effective Amendment No. 16 to Registration Statement on Form N-4 (File No. 33-75964), as filed electronically on February 9, 1998 (Accession No. 0000950146-98-000179).

11. Incorporated by Reference to Post-Effective Amendment No. 7 to Registration Statement on Form S-6 (File No. 33-75248), as filed electronically on February 24, 1998 (Accession No. 0000950146-98-000267).

12. Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 33-88720), as filed electronically on June 28, 1996 (Accession No. 0000928389-96-000136).

13. Incorporated by reference to Post-Effective Amendment No. 10 to Registration Statement on Form N-4 (File No. 33-75992), as filed electronically on December 31, 1997 (Accession No. 0000950146-97-001982).

14. Incorporated by reference to Post-Effective Amendment No. 27 to Registration Statement on Form N-4 (File No. 33-34370), as filed electronically on April 16, 1997 (Accession No. 0000950146-97-000617).

Item 25. Directors and Officers of the Depositor
------------------------------------------------

Name and Principal
Business Address*              Positions and Offices with Depositor
------------------             ------------------------------------

Thomas J. McInerney            Director and President

Shaun P. Mathews               Director and Senior Vice President

Catherine H. Smith             Director, Chief Financial Officer and Senior
                               Vice President

Deborah Koltenuk               Vice President, Treasurer and Corporate
                               Controller

Therese M. Squillacote         Vice President and Chief Compliance Officer

Kirk P. Wickman                Vice President, General Counsel and
                               Corporate Secretary


* The principal business address of all directors and officers listed is 151 Farmington Avenue, Hartford, Connecticut 06156.

Item 26. Persons Controlled by or Under Common Control with the Depositor or
----------------------------------------------------------------------------
         Registrant
         ----------

     Attached is a listing of all persons directly or indirectly controlled by or under common control with the Registrant. The listing indicates (1) the state or other sovereign power under the laws of which the entity is organized, (2) the percentage of voting securities owned or other basis of control by the person, if any, immediately controlling it (percentages are rounded to the nearest whole percentage and are based on ownership of voting rights), and (3) its principal business.

                                                COMPANY ORGANIZATION LIST

---------------------------------------------------------------------------------------------------------------------
COMPANY                  STATE                   IMMEDIATE OWNER       OWNERSHIP        PRINCIPAL BUSINESS
                                                                       PERCENTAGE+
---------------------------------------------------------------------------------------------------------------------
Aetna Inc.               CT (1)                  Publicly Held                          Holding Company
---------------------------------------------------------------------------------------------------------------------
Aetna Services, Inc.     CT (1) (*)              Aetna Inc.            100%             Holding Company
---------------------------------------------------------------------------------------------------------------------
Aetna U.S. Healthcare    PA (1) (*)              Aetna Inc.            100%             Holding Company
Inc.
---------------------------------------------------------------------------------------------------------------------
Aetna Risk Indemnity     Bermuda (1) (*)         Aetna Inc.            100%             Insurance
Company Limited
---------------------------------------------------------------------------------------------------------------------
Aetna Life Insurance     CT (1) (*)              Aetna Services, Inc.  100%             Life and Health Insurance
Company                                                                                 and Related Services
---------------------------------------------------------------------------------------------------------------------
Aetna Retirement         CT (1) (*)              Aetna Services, Inc.  100%             Holding Company
Services, Inc.
---------------------------------------------------------------------------------------------------------------------
Aetna International,     CT (1) (*)              Aetna Services, Inc.  100%             Holding Company for
Inc.                                                                                    International Subsidiaries
---------------------------------------------------------------------------------------------------------------------
Aetna Health and Life    CT (1) (*)              Aetna Services, Inc.  100%             Life and Health Insurance
Insurance Company
---------------------------------------------------------------------------------------------------------------------

(1) Corporation               (*) Fully Consolidated
(2) Partnership               (**) One Line Consolidation
(3) Joint Venture             (***) Not Consolidated
(4) Trust
(5) Limited Liability Company

+ Percentages are rounded to the nearest whole percent and are based on ownership of voting rights.

                                                COMPANY ORGANIZATION LIST

---------------------------------------------------------------------------------------------------------------------
COMPANY                  STATE                   IMMEDIATE OWNER        OWNERSHIP       PRINCIPAL BUSINESS
                                                                        PERCENTAGE+
---------------------------------------------------------------------------------------------------------------------
Aetna Capital Trust I    DE (4) (*)              Aetna Services, Inc.   100%            Business Trust
---------------------------------------------------------------------------------------------------------------------
Aetna Capital Trust II   DE (4) (*)              Aetna Services, Inc.   100%            Business Trust
---------------------------------------------------------------------------------------------------------------------
Aetna Capital Trust III  DE (4) (*)              Aetna Services, Inc.   100%            Business Trust
---------------------------------------------------------------------------------------------------------------------
Aetna Capital Trust IV   DE (4) (*)              Aetna Services, Inc.   100%            Business Trust
---------------------------------------------------------------------------------------------------------------------
AUSHC Holdings, Inc.     CT (1) (*)              Aetna Services, Inc.   100%            Holding Company
---------------------------------------------------------------------------------------------------------------------
Aetna Foundation, Inc.   CT (1) (***)            Aetna Services, Inc.   100%(a)         Supports Charitable
                                                                                        Scientific, Literary and
                                                                                        Educational Activities
---------------------------------------------------------------------------------------------------------------------
Imperial Fire & Marine   U.K. (1) (***)          Aetna Services, Inc.   10%             Reinsurance
Re-Insurance Company
Limited
---------------------------------------------------------------------------------------------------------------------
Aetna Business           CT (1) (*)              Aetna Services, Inc.   100%            Provides Business Services
Resources, Inc.                                                                         to External Clients
---------------------------------------------------------------------------------------------------------------------
AE Fifteen, Incorporated CT (1) (*)              Aetna Services, Inc.   100%            Shell Corp. for Interest in
                                                                                        Cogeneration
---------------------------------------------------------------------------------------------------------------------
Luettgens Limited        CT (1) (*)              Aetna Services, Inc.   100%            Retail Specialty Store
---------------------------------------------------------------------------------------------------------------------
AE Housing Corp.         CT (1) (*)              Aetna Services, Inc.   100%            Real Estate
---------------------------------------------------------------------------------------------------------------------
Aetna Capital L.L.C.     DE (5) (*)              Aetna Services, Inc.    95%(b)         Finance - Limited Liability
                                                                                        Company
---------------------------------------------------------------------------------------------------------------------
Aetna Realty             CT (1) (*)              Aetna Services, Inc.   100%            Real Estate Investment
Investments I, Inc.
---------------------------------------------------------------------------------------------------------------------
Aetna Properties I       CT (2) (***)            Aetna Realty            84%(c)         Real Estate Investment
Limited Partnership                              Investments I, Inc.
---------------------------------------------------------------------------------------------------------------------
PHPSNE Parent            DE (1) (*)              AUSHC Holdings, Inc.    55%            Holding Company
Corporation
---------------------------------------------------------------------------------------------------------------------

--------

(a)  Nonstock Corporation

(b)  Aetna Capital Holdings, Inc. owns 5% of this Limited Liability Company.

(c) Aetna Realty Investments I, Inc. is a 1% general partner and an 83% limited partner.

                                                COMPANY ORGANIZATION LIST

---------------------------------------------------------------------------------------------------------------------
COMPANY                  STATE                   IMMEDIATE OWNER        OWNERSHIP       PRINCIPAL BUSINESS
                                                                        PERCENTAGE+
---------------------------------------------------------------------------------------------------------------------
Aetna Health Plans of    CT (1)(*)               PHPSNE Parent          100%            Health Care
Southern New England,                            Corporation
Inc.
---------------------------------------------------------------------------------------------------------------------
CMBS Holdings, Inc.      TX (1) (*)              Aetna Life Insurance   100%            Real Estate Investment and
                                                 Company                                Management
---------------------------------------------------------------------------------------------------------------------
CMBS Holdings, Inc. - II CT (1) (*)              Aetna Life Insurance   100%            Real Estate
                                                 Company
---------------------------------------------------------------------------------------------------------------------
CMBS Holdings, L.L.C.    CT (5) (*)              Aetna Life Insurance    99%(d)         Real Estate
                                                 Company
---------------------------------------------------------------------------------------------------------------------
Aetna Real Estate        CT (1) (*)              Aetna Life Insurance   100%            Acquire, Develop and Lease
Properties, Inc.                                 Company                                Real Estate
---------------------------------------------------------------------------------------------------------------------
AE Fourteen, Inc.        CT (1) (*)              Aetna Life Insurance   100%            Cogeneration
                                                 Company
---------------------------------------------------------------------------------------------------------------------
Aetna Life Assignment    CT (1) (*)              Aetna Life Insurance   100%            Assignment Company for
Company                                          Company                                Structured Settlements
---------------------------------------------------------------------------------------------------------------------
Aetna/Area Corporation   CT (1) (*)              Aetna Life Insurance   100%            Real Estate Investment and
                                                 Company                                Management
---------------------------------------------------------------------------------------------------------------------
Aetna Institutional      CT (2) (**)             Aetna Life Insurance    13%(e)         Real Estate Investment
Investors I Limited                              Company
Partnership
---------------------------------------------------------------------------------------------------------------------
Shadow Ridge At Oak      CA (2) (**)             Aetna Life Insurance    80%            Real Estate
Park Condominium                                 Company
Associates
---------------------------------------------------------------------------------------------------------------------
BPC Equity, Inc.         DE (1) (*)              Aetna Life Insurance   100%            General Business Corporation
                                                 Company
---------------------------------------------------------------------------------------------------------------------
BPC Equity, L.L.C.       DE (5) (*)              Aetna Life Insurance    99%(f)         General Business Corporation
                                                 Company
---------------------------------------------------------------------------------------------------------------------

--------

(d)  CMBS Holdings, Inc.-II owns 1% of this Limited Liability Company.

(e)  Aetna Real Estate Properties, Inc. is a 1% general partner.

(f)  BPC Equity, Inc. owns 1% of this Limited Liability Company.

                                                COMPANY ORGANIZATION LIST

---------------------------------------------------------------------------------------------------------------------
COMPANY                  STATE                   IMMEDIATE OWNER        OWNERSHIP       PRINCIPAL BUSINESS
                                                                        PERCENTAGE+
---------------------------------------------------------------------------------------------------------------------
Aetna Affordable         CT (1) (*)              Aetna Life Insurance   100%            Real Estate Investment
Housing, Inc.                                    Company
---------------------------------------------------------------------------------------------------------------------
AHP Holdings, Inc.       CT (1) (*)              Aetna Life Insurance   100%            Holding Company
                                                 Company
---------------------------------------------------------------------------------------------------------------------
Bay Area Mall, L.L.C.    DE (5) (*)              Aetna Life Insurance    99%(g)         Real Estate
                                                 Company
---------------------------------------------------------------------------------------------------------------------
Bay Area Mall, Inc.      DE (1) (*)              Aetna Life Insurance   100%            Real Estate
                                                 Company
---------------------------------------------------------------------------------------------------------------------
455 Market Street        CA (2) (**)             Aetna Life Insurance    90%(h)         Real Estate
                                                 Company
---------------------------------------------------------------------------------------------------------------------
Koll Center Newport A    CA (2) (**)             Aetna Life Insurance    50%(i)         Real Estate Investment
                                                 Company
---------------------------------------------------------------------------------------------------------------------
Koll Center Newport      CA (2) (**)             Aetna Life Insurance    50%(j)         Real Estate Investment
Number 8                                         Company
---------------------------------------------------------------------------------------------------------------------
Koll Center Newport      CA (2) (**)             Aetna Life Insurance    50%(k)         Real Estate Investment
Number 9                                         Company
---------------------------------------------------------------------------------------------------------------------
Koll Center Newport      CA (2) (**)             Aetna Life Insurance    50%(l)         Real Estate Investment
Number 10                                        Company
---------------------------------------------------------------------------------------------------------------------
Koll Center Newport      CA (2) (**)             Aetna Life Insurance    50%(m)         Real Estate Investment
Number 11                                        Company
---------------------------------------------------------------------------------------------------------------------
Koll Center Newport      CA (3) (**)             Aetna Life Insurance    60%            Real Estate Investment
Number 14                                        Company
---------------------------------------------------------------------------------------------------------------------

--------

(g)  Bay Area Mall, Inc. owns 1% of this Limited Liability Company.

(h)  89% general partner and 1% limited partner.

(i) Aetna Life Insurance Company is a 49% general partner and a 1% limited partner.

(j) Aetna Life Insurance Company is a 49% general partner and a 1% limited partner.

(k) Aetna Life Insurance Company is a 49% general partner and a 1% limited partner.

(l) Aetna Life Insurance Company is a 49% general partner and a 1% limited partner.

(m) Aetna Life Insurance Company is a 49% general partner and a 1% limited partner.

                                                COMPANY ORGANIZATION LIST

---------------------------------------------------------------------------------------------------------------------
COMPANY                  STATE                   IMMEDIATE OWNER        OWNERSHIP       PRINCIPAL BUSINESS
                                                                        PERCENTAGE+
---------------------------------------------------------------------------------------------------------------------
Pinnacle McDowell        DE (5) (**)             Aetna Life Insurance   100%            Real Estate Holding Company
Investors, L.L.C.                                Company
---------------------------------------------------------------------------------------------------------------------
1111 Pasquinelli Dr.     DE (5) (**)             Aetna Life Insurance   100%            Real Estate Holding Company
L.L.C.                                           Company
---------------------------------------------------------------------------------------------------------------------
1400 Busch Parkway,      DE (5) (**)             Aetna Life Insurance   100%            Real Estate Holding Company
L.L.C.                                           Company
---------------------------------------------------------------------------------------------------------------------
Hayward Industrial Park  CT (2) (**)             Aetna Life Insurance    99%            Real Estate Investment
Associates                                       Company
---------------------------------------------------------------------------------------------------------------------
Aetna Hamilton           IL (2) (**)             Aetna Life Insurance    62%            Real Estate
Partnership                                      Company
---------------------------------------------------------------------------------------------------------------------
Waterloo Associates      NC (2) (**)             Aetna Life Insurance    99%(n)         Real Estate Investment
Limited Partnership                              Company
---------------------------------------------------------------------------------------------------------------------
Gables At Farmington     CT (2) (**)             Aetna Life Insurance    60%            Real Estate Investment
Associates                                       Company
---------------------------------------------------------------------------------------------------------------------
Country Club Heights at  MA (2) (**)             Aetna Life Insurance    60%            Real Estate Investment
Woburn Associates                                Company
---------------------------------------------------------------------------------------------------------------------
Carlyle Club Apartments  DE (5) (**)             Aetna Life Insurance   100%            Real Estate Holding Company
Investors, L.L.C.                                Company
---------------------------------------------------------------------------------------------------------------------
Citation Club            DE (5) (**)             Aetna Life Insurance   100%            Real Estate Holding Company
Investors, L.L.C.                                Company
---------------------------------------------------------------------------------------------------------------------
Britcher Aetna-Laguna    CA (2) (**)             Aetna Life Insurance    68%            Real Estate Investment
Hills                                            Company
---------------------------------------------------------------------------------------------------------------------
Harbor Business Park     CA (2) (**)             Aetna Life Insurance    99%            Real Estate Investment
                                                 Company
---------------------------------------------------------------------------------------------------------------------
Ensenada De Las Colinas  TX (2) (**)             Aetna Life Insurance    99%(o)         Real Estate Investment
I Associates                                     Company
---------------------------------------------------------------------------------------------------------------------
Trevose Hospitality,     CT (1) (**)             Aetna Life Insurance   100%            Real Estate Investment
Inc.                                             Company
---------------------------------------------------------------------------------------------------------------------

--------

(n) Aetna Life Insurance Company is a 99% general partner and Trumbull Three, Inc. is a 1% limited partner.

(o) Aetna Life Insurance Company is a 99% general partner and Trumbull One, Inc. is a 1% limited partner.

                                                COMPANY ORGANIZATION LIST

---------------------------------------------------------------------------------------------------------------------
COMPANY                  STATE                   IMMEDIATE OWNER        OWNERSHIP       PRINCIPAL BUSINESS
                                                                        PERCENTAGE+
---------------------------------------------------------------------------------------------------------------------
Oaks at Valley Ranch I   TX (2) (**)             Aetna Life Insurance    99%(p)         Real Estate Investment
                                                 Company
---------------------------------------------------------------------------------------------------------------------
Oaks at Valley Ranch II  TX (2) (**)             Aetna Life Insurance    99%(q)         Real Estate Investment
                                                 Company
---------------------------------------------------------------------------------------------------------------------
KBC-RED Hill Limited     CA (2) (**)             Aetna Life Insurance    80%            Real Estate Investment
Partnership                                      Company
---------------------------------------------------------------------------------------------------------------------
KBC-Eastside Limited     AZ (2) (**)             Aetna Life Insurance    80%            Real Estate Investment
Partnership                                      Company
---------------------------------------------------------------------------------------------------------------------
900 North Stuart Street  DE (5) (***)            Aetna Life Insurance   100%            Real Estate Holding Company
Investors L.L.C.                                 Company
---------------------------------------------------------------------------------------------------------------------
Stuart Park Associates,  VA (5) (***)            900 North Stuart       50%             Real Estate Holding Company
L.L.C.                                           Street Investors
                                                 L.L.C.
---------------------------------------------------------------------------------------------------------------------
Trumbull One, Inc.       CT (1) (*)              Aetna Life Insurance   100%            Real Estate Investment
                                                 Company
---------------------------------------------------------------------------------------------------------------------
Trumbull Three, Inc.     CT (1) (*)              Aetna Life Insurance   100%            Real Estate Investment
                                                 Company
---------------------------------------------------------------------------------------------------------------------
Trumbull Four, Inc.      CT (1) (*)              Aetna Life Insurance   100%            Real Estate Investment
                                                 Company
---------------------------------------------------------------------------------------------------------------------
Southfield Partners      MD (2) (**)             Aetna Life Insurance    99%(r)         Real Estate Investment
                                                 Company
---------------------------------------------------------------------------------------------------------------------
Lincoln Rancho           CA (2) (**)             Aetna Life Insurance    60%            Real Estate Investment
Cucamonga Associates                             Company
---------------------------------------------------------------------------------------------------------------------
1010 Executive Court,    DE (5) (***)            Aetna Life Insurance   100%            Real Estate Holding Company
L.L.C.                                           Company
---------------------------------------------------------------------------------------------------------------------
Becknell Properties      IL (2) (**)             Aetna Life Insurance    75%            Real Estate Investment
                                                 Company
---------------------------------------------------------------------------------------------------------------------

--------

(p) Aetna Life Insurance Company is a 99% general partner and Trumbull One, Inc. is a 1% limited partner.

(q) Aetna Life Insurance Company is a 99% general partner and Trumbull One, Inc. is a 1% limited partner.

(r) Aetna Life Insurance Company is a 99% general partner and Trumbull Four, Inc. is a 1% limited partner.

                                                COMPANY ORGANIZATION LIST

---------------------------------------------------------------------------------------------------------------------
COMPANY                  STATE                   IMMEDIATE OWNER        OWNERSHIP       PRINCIPAL BUSINESS
                                                                        PERCENTAGE+
---------------------------------------------------------------------------------------------------------------------
3365 Enterprise Avenue   DE (5) (***)            Aetna Life Insurance   100%            Real Estate Holding Company
Investors, L.L.C.                                Company
---------------------------------------------------------------------------------------------------------------------
Cherry Hill Investors    CT (5) (***)            Aetna Life Insurance   100%            Real Estate Holding Company
L.L.C.                                           Company
---------------------------------------------------------------------------------------------------------------------
Village Green of         MI (2) (**)             Aetna Life Insurance    99%(s)         Real Estate Investment
Madison Heights                                  Company
---------------------------------------------------------------------------------------------------------------------
Centrum Associates       CA (2) (**)             Aetna Life Insurance    65%            Real Estate Investment
                                                 Company
---------------------------------------------------------------------------------------------------------------------
Tri-City Mall Associates AZ (2) (**)             Aetna Life Insurance    50%            Real Estate Investment
                                                 Company
---------------------------------------------------------------------------------------------------------------------
Southwest Financial      AZ (2) (**)             Aetna Life Insurance    60%            Real Estate Investment
Associates                                       Company
---------------------------------------------------------------------------------------------------------------------
B&H Ventures IV Limited  CT (2) (**)             Aetna Life Insurance    75%            Real Estate Investment
Partnership                                      Company
---------------------------------------------------------------------------------------------------------------------
Champions Richland       TX (2) (*)              Aetna Life Insurance    99%(t)         Real Estate Investment
Northcourte Partnership                          Company
---------------------------------------------------------------------------------------------------------------------
Chris-Town Village       AZ (2) (**)             Aetna Life Insurance    50%            Real Estate Investment
Associates                                       Company
---------------------------------------------------------------------------------------------------------------------
Arshaw Partners I        TX (2) (*)              Aetna Life Insurance    50%            Real Estate Investment
                                                 Company
---------------------------------------------------------------------------------------------------------------------
Arshaw Partners II       TX (2) (**)             Aetna Life Insurance    50%            Real Estate Holding Company
                                                 Company
---------------------------------------------------------------------------------------------------------------------
Assembly Square Mall LLC DE (5) (**)             Aetna Life Insurance    99%(u)         Real Estate Investment
                                                 Company
---------------------------------------------------------------------------------------------------------------------
Spectrum Fashion Center  AZ (2) (**)             Aetna Life Insurance    50%            Real Estate Investment
                                                 Company
---------------------------------------------------------------------------------------------------------------------

--------

(s) Aetna Life Insurance Company is a 99% general partner and Trumbull Three, Inc. is a 1% limited partner.

(t) Aetna Life Insurance Company is a 99% general partner and Trumbull One, Inc. is a 1% limited partner.

(u) Aetna Life Insurance Company is a 99% general partner and Bay Area Mall, Inc., is a 1% general partner.

                                                COMPANY ORGANIZATION LIST

---------------------------------------------------------------------------------------------------------------------
COMPANY                  STATE                   IMMEDIATE OWNER        OWNERSHIP       PRINCIPAL BUSINESS
                                                                        PERCENTAGE+
---------------------------------------------------------------------------------------------------------------------
Canyon Springs           TX (2) (**)             Aetna Life Insurance   100%(v)         Real Estate Holding Company
Investment Partners L.P.                         Company
---------------------------------------------------------------------------------------------------------------------
Chambridgeside Galleria  MA (2) (**)             Aetna Life Insurance    50%            Real Estate Investment
                                                 Company
---------------------------------------------------------------------------------------------------------------------
Stamford Town Center     DE (5) (***)            Aetna Life Insurance   100%            Real Estate Holding Company
Investors L.L.C.                                 Company
---------------------------------------------------------------------------------------------------------------------
Rich-Taubman Associates  MA (2) (***)            Stamford Town Center    50%            Real Estate Holding Company
                                                 Investors L.L.C.
---------------------------------------------------------------------------------------------------------------------
ADBI Partnership         FL (2) (**)             Aetna Life Insurance    30%            Real Estate Investment
                                                 Company
---------------------------------------------------------------------------------------------------------------------
Marriott Inner Harbor    MD (2) (*)              Aetna Life Insurance    99%            Real Estate Investment
Hotel                                            Company
---------------------------------------------------------------------------------------------------------------------
737 North Michigan       DE (5) (***)            Aetna Life Insurance   100%            Real Estate Holding Company
Avenue Investors L.L.C.                          Company
---------------------------------------------------------------------------------------------------------------------
Meridian Business        DE (5) (***)            Aetna Life Insurance   100%            Real Estate Holding Company
Campus Investors I                               Company
L.L.C.
---------------------------------------------------------------------------------------------------------------------
1501 Fourth Ave.         WA (2) (**)             Aetna Life Insurance    91%(w)         Real Estate Investment
Limited Partnership                              Company
---------------------------------------------------------------------------------------------------------------------
Thace Associates         MI (2) (**)             Aetna Life Insurance    25%            Real Estate Investment
                                                 Company
---------------------------------------------------------------------------------------------------------------------
Eastmeadow Distribution  GA (2) (**)             Aetna Life Insurance    99%(x)         Real Estate Investment
Center Limited                                   Company
Partnership
---------------------------------------------------------------------------------------------------------------------
Eastmeadow Distribution  GA (2) (**)             Aetna Life Insurance    99%(y)         Real Estate Investment
Center Phase II Limited                          Company
Partnership
---------------------------------------------------------------------------------------------------------------------

--------

(v) Aetna Life Insurance Company is a 99% limited partner and Trumbull One, Inc. is a 1% general partner.

(w) Aetna Life Insurance Company is a 90% general partner and a 1% limited partner.

(x) Aetna Life Insurance Company is a 98% general partner and a 1% limited partner.

(y) Aetna Life Insurance Company is a 98% general partner and a 1% limited partner.

                                                COMPANY ORGANIZATION LIST

---------------------------------------------------------------------------------------------------------------------
COMPANY                  STATE                   IMMEDIATE OWNER        OWNERSHIP       PRINCIPAL BUSINESS
                                                                        PERCENTAGE+
---------------------------------------------------------------------------------------------------------------------
777 Oak Lane, L.L.C.     DE (5) (***)            Aetna Life Insurance   100%            Real Estate Holding Company
                                                 Company
---------------------------------------------------------------------------------------------------------------------
Azalea Mall, L.L.C.      DE (5) (**)             Aetna Life Insurance    99%(z)         Real Estate Holding Company
                                                 Company
---------------------------------------------------------------------------------------------------------------------
Southeast Second         DE (1) (*)              Aetna Life Insurance   100%            Real Estate Investment
Avenue, Inc.                                     Company
---------------------------------------------------------------------------------------------------------------------
Menlo One, L.L.C.        DE (5) (**)             Aetna Life Insurance    99%(aa)        Real Estate Holding Company
                                                 Company
---------------------------------------------------------------------------------------------------------------------
Central Trust Center     OH (2) (**)             Aetna Life Insurance    15%            Real Estate Investment
Associates                                       Company
---------------------------------------------------------------------------------------------------------------------
South Center I & II      DE (5) (***)            Aetna Life Insurance   100%            Real Estate Holding Company
Investors L.L.C.                                 Company
---------------------------------------------------------------------------------------------------------------------
South Center III & IV    DE (5) (***)            Aetna Life Insurance   100%            Real Estate Holding Company
Investors L.L.C.                                 Company
---------------------------------------------------------------------------------------------------------------------
Capitol District Energy  CT (2) (**)             AE Fourteen, Inc.       50%            Cogeneration of Electrical
Center Cogeneration                                                                     Power
Associates
---------------------------------------------------------------------------------------------------------------------
Aetna Insurance Company  CT (1) (*)              AHP Holdings, Inc.     100%            Insurance
of Connecticut
---------------------------------------------------------------------------------------------------------------------
Aetna Retirement         CT (1) (*)              Aetna Retirement       100%            Holding Company
Holdings, Inc.                                   Services, Inc.
---------------------------------------------------------------------------------------------------------------------
Aetna Investment         CT (1)(*)               Aetna Retirement       100%            Holding Company for
Adviser Holding                                  Holdings, Inc.                         Investment Adviser Companies
Company, Inc.
---------------------------------------------------------------------------------------------------------------------
Aetna Life Insurance     CT (1) (*)              Aetna Retirement       100%            Life Insurance, Pensions
and Annuity Company                              Holdings, Inc.                         And Annuities
---------------------------------------------------------------------------------------------------------------------
Aetna Retail Holding     CT (1)(*)               Aetna Retirement       100%            Holding Company for Retail
Company, Inc.                                    Holdings, Inc.                         Distribution Companies
---------------------------------------------------------------------------------------------------------------------

--------

(z)  Southeast Second Avenue, Inc. owns 1% of these limited liability companies.

(aa) Southeast Second Avenue, Inc. owns 1% of these limited liability companies.

                                                COMPANY ORGANIZATION LIST

---------------------------------------------------------------------------------------------------------------------
COMPANY                  STATE                   IMMEDIATE OWNER        OWNERSHIP       PRINCIPAL BUSINESS
                                                                        PERCENTAGE+
---------------------------------------------------------------------------------------------------------------------
Aetna Services Holding   CT (1)(*)               Aetna Retirement       100%            Holding Company for Service
Company, Inc.                                    Holdings, Inc.                         Contract Companies
---------------------------------------------------------------------------------------------------------------------
Systematized Benefits    CT (1) (*)              Aetna Services         100%            Third Party Administrator
Administrators, Inc.                             Holding Company, Inc.
---------------------------------------------------------------------------------------------------------------------
Aeltus Investment        CT (1) (*)              Aetna Investment       100%            Investment Advisor
Management, Inc.                                 Adviser Holding
                                                 Company, Inc.
---------------------------------------------------------------------------------------------------------------------
Aetna Insurance Agency   CT (1) (*)              Aetna Retail Holding   100%            Holding Company
Holdings Company, Inc.                           Company, Inc.
---------------------------------------------------------------------------------------------------------------------
Aetna Investment         CT (1) (*)              Aetna Retail Holding   100%            Distribute Securities
Services, Inc.                                   Company, Inc.                          Products - ALIAC and
                                                                                        Outside Funds
---------------------------------------------------------------------------------------------------------------------
Aetna Financial          CT (1) (*)              Aetna Retirement       100%            Broker-Dealer and
Services, Inc.                                   Holdings, Inc.                         Investment Advisor
---------------------------------------------------------------------------------------------------------------------
FNI International, Inc.  CA (1) (*)              Aetna Retail Holding   100%            Holding Company
                                                 Company, Inc.
---------------------------------------------------------------------------------------------------------------------
Aetna Insurance Company  CT (1) (*)              Aetna Life Insurance   100%            Write/Reinsure Life and
of America                                       and Annuity Company                    Annuity Business
---------------------------------------------------------------------------------------------------------------------
Aetna New Series Fund,   MD (1) (**)             Aetna Life Insurance   100%            Regulated Investment
Inc.                                             and Annuity Company                    Company (Mutual Fund)
---------------------------------------------------------------------------------------------------------------------
Aetna Income Shares      MA (4) (**)             Aetna Life Insurance    99%            Regulated Investment
                                                 and Annuity Company                    Company (Mutual Fund)
---------------------------------------------------------------------------------------------------------------------
Aetna Variable Encore    MA (4) (**)             Aetna Life Insurance   100%            Regulated Investment
Fund                                             and Annuity Company                    Company (Mutual Fund)
---------------------------------------------------------------------------------------------------------------------
Aetna GET Fund           MA (4) (**)             Aetna Life Insurance   100%            Regulated Investment
                                                 and Annuity Company                    Company (Mutual Fund)
---------------------------------------------------------------------------------------------------------------------
Aetna Variable           MD (1) (**)             Aetna Life Insurance    98%(bb)        Regulated Investment
Portfolios, Inc.                                 and Annuity Company                    Company (Mutual Fund)
---------------------------------------------------------------------------------------------------------------------
Aetna Variable Fund      MA (4) (**)             Aetna Life Insurance    98%            Regulated Investment
                                                 and Annuity Company                    Company (Mutual Fund)
---------------------------------------------------------------------------------------------------------------------

--------

(bb) Aetna Life Insurance Company owns 2% of these funds.

                                                COMPANY ORGANIZATION LIST

---------------------------------------------------------------------------------------------------------------------
COMPANY                  STATE                   IMMEDIATE OWNER        OWNERSHIP       PRINCIPAL BUSINESS
                                                                        PERCENTAGE+
---------------------------------------------------------------------------------------------------------------------
Aetna Generation         MD (1) (**)             Aetna Life Insurance   100%            Regulated Investment
Portfolios, Inc.                                 and Annuity Company                    Company (Mutual Fund)
---------------------------------------------------------------------------------------------------------------------
Aetna Balanced VP, Inc.  MD (1) (**)             Aetna Life Insurance   100%            Regulated Investment
                                                 and Annuity Company                    Company (Mutual Fund)
---------------------------------------------------------------------------------------------------------------------
Aetna Series Fund, Inc.  MD (1) (**)             Aetna Life Insurance    38%(cc)        Regulated Investment
                                                 and Annuity Company                    Company (Mutual Fund)
---------------------------------------------------------------------------------------------------------------------
Portfolio Partners, Inc. MD (1) (**)             Aetna Life Insurance   100%            Regulated Investment
                                                 and Annuity Company                    Company (Mutual Fund)
---------------------------------------------------------------------------------------------------------------------
Financial Network        CA (1) (*)              FNI International,     100%            Broker/Dealer
Investment Corporation                           Inc.
---------------------------------------------------------------------------------------------------------------------
FN Insurance Agency of   MA (1) (*)              FNI International,     100%            Broker/Dealer
Massachusetts, Inc.                              Inc.
---------------------------------------------------------------------------------------------------------------------
FN Insurance Services,   CA (1) (*)              FNI International,     100%            Insurance Agency
Inc.                                             Inc.
---------------------------------------------------------------------------------------------------------------------
FN Insurance Services    AL (1) (*)              FNI International,     100%            sale of life and health and
of Alabama, Inc.                                 Inc.                                   variable products
---------------------------------------------------------------------------------------------------------------------
FN Insurance Services    NV (1) (*)              FNI International,     100%            To engage as an agent,
of Nevada, Inc.                                  Inc.                                   managing general agent
                                                                                        broker in all classes of
                                                                                        insurance
---------------------------------------------------------------------------------------------------------------------
Financial Network        HA (1)(*)               Financial Network      100%            Insurance Agency and
Investment Corporation                           Investment Corporation                 Insurance Broker
of Hawaii
---------------------------------------------------------------------------------------------------------------------
Aetna Investment         Bermuda (1) (*)         Aeltus Investment      100%            Holding Company
Management (Bermuda)                             Management, Inc.
Holdings Limited
---------------------------------------------------------------------------------------------------------------------
Aeltus Trust Company     CT (1)(*)               Aeltus Investment      100%            fiduciary powers re banking
                                                 Management, Inc.
---------------------------------------------------------------------------------------------------------------------
Aeltus Capital, Inc.     CT (1) (*)              Aeltus Investment      100%            Broker-Dealer Related
                                                 Management, Inc.                       Functions
---------------------------------------------------------------------------------------------------------------------

--------

(cc) Non-voting interest.

                                                COMPANY ORGANIZATION LIST

---------------------------------------------------------------------------------------------------------------------
COMPANY                  STATE                   IMMEDIATE OWNER        OWNERSHIP       PRINCIPAL BUSINESS
                                                                        PERCENTAGE+
---------------------------------------------------------------------------------------------------------------------
China Dynamic            Hong Kong (1) (**)      Aetna Investment        50%            Establish and Manage
Investment Management                            Management (Bermuda)                   Collective Investment Scheme
(Hong Kong) Limited                              Holdings Limited
---------------------------------------------------------------------------------------------------------------------
Aetna Insurance Agency,  CT (1) (*)              Aetna Insurance        100%            Insurance agency for the
Inc.                                             Agency Holdings                        marketing of registered and
                                                 Company, Inc.                          nonregistered insurance
                                                                                        products
---------------------------------------------------------------------------------------------------------------------
Aetna Insurance Agency   MA (1) (*)              Aetna Insurance        100%            Insurance agency for the
of Massachusetts, Inc.                           Agency Holdings                        marketing of registered and
                                                 Company, Inc.                          nonregistered insurance
                                                                                        products
---------------------------------------------------------------------------------------------------------------------
Aetna Insurance Agency   AL (1)(*)               Aetna Insurance        100%            Insurance agency for the
of Alabama, Inc.                                 Agency Holdings                        marketing of registered and
                                                 Company, Inc.                          nonregistered insurance
                                                                                        products
---------------------------------------------------------------------------------------------------------------------
Aetna Insurance Agency   Ohio (1) (*)            Aetna Insurance         90%            Insurance agency for the
of Ohio, Inc.                                    Agency Holdings                        marketing of registered and
                                                 Company, Inc.                          nonregistered insurance
                                                                                        products
---------------------------------------------------------------------------------------------------------------------
Aetna International      Hong Kong (1) (*)       Aetna International,   100%            Holding Company for
Holdings (Hong Kong) I                           Inc.                                   Insurance and Financial
Limited                                                                                 Services
---------------------------------------------------------------------------------------------------------------------
East Asia Aetna          Bermuda (1) (**)        Aetna International,    50%            Life Disability and
Insurance Company                                Inc.                                   Employee Benefits Ins. in
(Bermuda) Ltd.                                                                          H.K.
---------------------------------------------------------------------------------------------------------------------
Aetna International      CT (1) (*)              Aetna International,   100%            Investment Management
Fund Management Inc.                             Inc.                                   Services
---------------------------------------------------------------------------------------------------------------------
Aetna Holdings (Cayman)  Cayman (1) (**)         Aetna International,   100%            Insurance Company
Ltd.                                             Inc.
---------------------------------------------------------------------------------------------------------------------
Aetna Argentina S.A.     Argentina (1) (*)       Aetna Holdings Cayman  100%            Holding Company
                                                 Limited
---------------------------------------------------------------------------------------------------------------------
ALICA Holdings, Inc.     CT (1) (*)              Aetna International,    80%            Dedicated Holding Company
                                                 Inc.
---------------------------------------------------------------------------------------------------------------------
Aetna Life Insurance     CT (1) (*)              Aetna International,   100%            Life Insurance
Company of America                               Inc.
---------------------------------------------------------------------------------------------------------------------

                                                COMPANY ORGANIZATION LIST

---------------------------------------------------------------------------------------------------------------------
COMPANY                  STATE                   IMMEDIATE OWNER        OWNERSHIP       PRINCIPAL BUSINESS
                                                                        PERCENTAGE+
---------------------------------------------------------------------------------------------------------------------
Aetna International      Hong Kong (1) (*)       Aetna International,   100%            Holding Company
Holdings (Hong Kong) II                          Inc.
Limited
---------------------------------------------------------------------------------------------------------------------
Aetna Internacional y    Mexico (1) (**)         Aetna International,    71%(dd)        Holding Company
Compania, S. en N.C. de                          Inc.
C.V.
---------------------------------------------------------------------------------------------------------------------
Aetna Internacional De   Mexico (1) (**)         Aetna International,   100%            Mexican Holding Company
Mexico S.A. De C.V.                              Inc.
---------------------------------------------------------------------------------------------------------------------
Aetna S.A.               Chile (1) (*)           Aetna International,   100%            Holding Co.
                                                 Inc.
---------------------------------------------------------------------------------------------------------------------
Arcella Limited          Hong Kong (1) (*)       Aetna International,   100%            Investment & Holding Co.
                                                 Inc.                                   for Aetna's Asia Pacific
                                                                                        Operations
---------------------------------------------------------------------------------------------------------------------
Aetna Life & Casualty    Bermuda (1) (*)         Aetna International,   100%            Insurance, Guaranteed and
Bermuda Limited                                  Inc.                                   Indemnity Business
---------------------------------------------------------------------------------------------------------------------
Aetna International      Luxembourg (1) (*)      Aetna International,   100%            Investment Services
Global Investment                                Inc.
Services S.A.
---------------------------------------------------------------------------------------------------------------------
Inversiones Mercantil    Venezuela (1) (*)       Aetna International,    50%            Insurance Company
Aetna, C.A.                                      Inc.
---------------------------------------------------------------------------------------------------------------------
Aetna Heart Investment   Taiwan (1) (*)          Aetna International,    80%            Holding Company
Holdings Limited                                 Inc.
---------------------------------------------------------------------------------------------------------------------
Aetna Life and Casualty  Netherlands Antilles    Aetna International,   100%            Finance Investment Company
International Finance    (1) (*)                 Inc.
N.V.
---------------------------------------------------------------------------------------------------------------------
Sul America Aetna        Brazil                  Aetna International,    49%            Insurance
Seguros de Previdencia                           Inc.
S.A.
---------------------------------------------------------------------------------------------------------------------
Aetna Investment         Australia (1) (*)       Aetna International,   100%            Stockbroking
Management (Australia)                           Inc.
Limited
---------------------------------------------------------------------------------------------------------------------
Aetna Capital Holdings,  CT (1) (*)              Aetna International,   100%            Holding Company
Inc.                                             Inc.
---------------------------------------------------------------------------------------------------------------------

--------

(dd) Aetna International de Mexico, S.A. de C.V. and AE Five, Incorporated own each 15% of Aetna Internacional y Compania, S. en N.C. de C.V.

                                                COMPANY ORGANIZATION LIST

---------------------------------------------------------------------------------------------------------------------
COMPANY                  STATE                   IMMEDIATE OWNER        OWNERSHIP       PRINCIPAL BUSINESS
                                                                        PERCENTAGE+
---------------------------------------------------------------------------------------------------------------------
Aetna Securities         Taiwan (1) (*)          Aetna International,    80%            Securities Investment
Investment Management                            Inc.                                   Advisor
(Taiwan) Ltd.
---------------------------------------------------------------------------------------------------------------------
Aetna Capital            U.K. (1) (*)            Aetna International,   100%            Promoter of Offshore Mutual
Management                                       Inc.                                   Funds or other Open-Ended
International Ltd.                                                                      Investment Vehicles
---------------------------------------------------------------------------------------------------------------------
AE Five Incorporated     CT (1) (*)              Aetna International,   100%            Holding Company
                                                 Inc.
---------------------------------------------------------------------------------------------------------------------
Aetna Salud S.A.         Argentina (1) (*)       Aetna International,   100%            Managing of Health Services
                                                 Inc.
---------------------------------------------------------------------------------------------------------------------
Aetna Vida S.A.          Argentina (1) (*)       Aetna International,   100%            Health and Life Insurance
                                                 Inc.
---------------------------------------------------------------------------------------------------------------------
Aetna Investment         Hong Kong (1) (*)       Aetna International,   100%            Investment Management &
Management (F.E.)                                Inc.                                   Advisory Services for
Nominees Limited                                                                        Individual Clients and
                                                                                        Investment Funds
---------------------------------------------------------------------------------------------------------------------
Aetna Canada Holdings    Canada (1) (*)          Aetna International,   100%            Investment Holding Company
Limited                                          Inc.
---------------------------------------------------------------------------------------------------------------------
Aetna Investment         Taiwan (1) (*)          Aetna International,    80%            Provide Non-Security
Management (Taiwan)                              Inc.                                   Business and Investment
Limited                                                                                 Advice
---------------------------------------------------------------------------------------------------------------------
Aetna International      New Zealand (1) (*)     Aetna International,   100%            Holding Company
(N.Z.) Limited                                   Inc.
---------------------------------------------------------------------------------------------------------------------
Aetna Investment         Hong Kong (1) (*)       Aetna International,   100%            Investment Holding Company
Management (F.E.)                                Inc.
Holdings Limited
---------------------------------------------------------------------------------------------------------------------
Aetna Phillippine        Phillippine (1) (*)     Aetna International,   100%            Holding Company
Ventures, Inc.                                   Inc.
---------------------------------------------------------------------------------------------------------------------
Aetna Life Insurance     Philippines (1) (*)     Aetna Philippine       100%            Life Insurance
Inc.                                             Ventures, Inc.
---------------------------------------------------------------------------------------------------------------------

                                                COMPANY ORGANIZATION LIST

---------------------------------------------------------------------------------------------------------------------
COMPANY                  STATE                   IMMEDIATE OWNER        OWNERSHIP       PRINCIPAL BUSINESS
                                                                        PERCENTAGE+
---------------------------------------------------------------------------------------------------------------------
Aetna Healthcare, Inc.   Philippines (1) (*)     Aetna Life Insurance   100%            Insurance
                                                 Inc.
---------------------------------------------------------------------------------------------------------------------
Blue Cross (Asia         Hong Kong (1) (**)      Aetna International     35%(ee)        Underwriter Casualty and
Pacific) Insurance Ltd.                          Holdings (Hong Kong)                   General Insurance in Hong
                                                 I Limited                              Kong and  Macau
---------------------------------------------------------------------------------------------------------------------
East Asia Aetna          Hong Kong (1) (**)      East Asia Aetna        100%            Management services to
Services Company                                 Insurance Company                      associate companies
Limited                                          (Bermuda) Ltd.
---------------------------------------------------------------------------------------------------------------------
The Aetna International  Luxembourg (1) (***)    Aetna Life Insurance    03%(ff)        An Undertaking for the
Umbrella Fund                                    Company of America                     Collective Investment in
                                                                                        Transferable Securities
---------------------------------------------------------------------------------------------------------------------
PT Aetna Life Insurance  Indonesia (1) (**)      Aetna Life Insurance    80%            Limited Liability Life
Indonesia                                        Company of America                     Insurance Company
---------------------------------------------------------------------------------------------------------------------
Daya Aetna (Malaysia)    Malaysia (1) (*)        Aetna International     82%            Holding Company
SDN. BHD.                                        Holdings (Hong Kong)
                                                 II Limited
---------------------------------------------------------------------------------------------------------------------
Aetna Universal          Malaysia (1) (*)        Daya Aetna (Malaysia)  100%            Individual Life, Home
Insurance Berhad                                 SDN. BHD.                              Service, Group and General
                                                                                        Insurance
---------------------------------------------------------------------------------------------------------------------
Aetna Heart Co., Ltd.    Taiwan (1) (a)          Aetna Heart            100%            Trading Company - Marketing
                                                 Investment Holdings                    of Gifts and Souvenirs
                                                 Limited
---------------------------------------------------------------------------------------------------------------------
Aetna South Life Agency  Taiwan (1) (a)          Aetna Heart            100%            Administrative Support
Co., Ltd.                                        Investment Holdings
                                                 Limited
---------------------------------------------------------------------------------------------------------------------
Huei Hong Securities     Taiwan (1) (a)          Aetna Heart             20%            Securities Trading
Co., Ltd.                                        Investment Holdings
                                                 Limited
---------------------------------------------------------------------------------------------------------------------
Aetna Heart Publishing   Taiwan (1) (a)          Aetna Heart            100%            Trading Company
Company Ltd.                                     Investment Holdings
                                                 Limited
---------------------------------------------------------------------------------------------------------------------

--------

(ee) East Asia Aetna Insurance Company (Bermuda) Ltd. Owns 30% of Blue Cross (Asia Pacific) Insurance Ltd.

(ff) Percentage controlled by Aetna Services, Inc. includes ownership by the following: Aetna Services, Inc. 1%, Aetna Life & Casualty Bermuda Limited 3%, Aetna Life Insurance Company of Canada 1% and Aetna Securities Investment Management (Taiwan) Ltd. 25%.

                                                COMPANY ORGANIZATION LIST

---------------------------------------------------------------------------------------------------------------------
COMPANY                  STATE                   IMMEDIATE OWNER        OWNERSHIP       PRINCIPAL BUSINESS
                                                                        PERCENTAGE+
---------------------------------------------------------------------------------------------------------------------
Seguros Mercantil, C.A.  Venezuela (1) (*)       Inveriones Mercantil   100%            Insurance Company
                                                 Aetna, Inc.
---------------------------------------------------------------------------------------------------------------------
Seguros Monterrey        Mexico (1) (**)         AE Five Incorporated    14%(gg)        Insurance and Reinsurance
Aetna, S.A.
---------------------------------------------------------------------------------------------------------------------
Fianzas Monterrey        Mexico (1) (**)         AE Five Incorporated    14%(gg)        Issuance of Bonds
Aetna, S.A.
---------------------------------------------------------------------------------------------------------------------
Aetna (Netherlands)      Netherlands (1) (*)     Aetna Life and         100%            Finance Company
Holdings B.V.                                    Casualty
                                                 International Finance
                                                 N.V.
---------------------------------------------------------------------------------------------------------------------
Travelguard Limited      Hong Kong (1) (*)       Blue Cross (Asia       100%            Insurance Agent
                                                 Pacific) Insurance
                                                 Ltd.
---------------------------------------------------------------------------------------------------------------------
Toursafe Limited         Hong Kong (1) (*)       Blue Cross (Asia       100%            Insurance Agent
                                                 Pacific) Insurance
                                                 Ltd.
---------------------------------------------------------------------------------------------------------------------
Travelsafe Limited       Hong Kong (1) (*)       Blue Cross (Asia       100%            Insurance Agent for its
                                                 Pacific) Insurance                     Ultimate Holding Company
                                                 Ltd.
---------------------------------------------------------------------------------------------------------------------
Multiasistencia, S.A.    Mexico (1) (**)         Seguros Bancomer,       50%(hh)        Administrative Services in
de C.V.                                          S.A. de C.V.                           Connection with Insurance
                                                                                        Claims
---------------------------------------------------------------------------------------------------------------------
Meximed, S.A. de C.V.    Mexico (1) (**)         Seguros Bancomer,       50%(hh)        Services for Insureds for
                                                 S.A. de C.V.                           Hospitals Admissions and
                                                                                        Claims Processing
---------------------------------------------------------------------------------------------------------------------
Seguros Bancomer, S.A.   Mexico (1) (**)         Aetna Internacional     49%            Insurance and Reinsurance
de C.V.                                          Compania S en N.C. de                  Company
                                                 C.V.
---------------------------------------------------------------------------------------------------------------------

--------

(gg) Aetna International, Inc. owns 14% of this company, Aetna Internacional de Mexico, S.A. de C.V. owns 13% of this company and Aetna Internacional Compania, S en CV de C.V. owns 8% of this company.

(hh) Seguros Monterrey Aetna, S.A. owns 50% of the Multiasistencia, S.A. de C.V. and Meximed S.A. de C.V.

                                                COMPANY ORGANIZATION LIST

---------------------------------------------------------------------------------------------------------------------
COMPANY                  STATE                   IMMEDIATE OWNER        OWNERSHIP       PRINCIPAL BUSINESS
                                                                        PERCENTAGE+
---------------------------------------------------------------------------------------------------------------------
Pensiones Bancomer S.A.  Mexico (1) (**)         Aetna Internacional     49%            Insurance Company
de C.V.                                          Compania S en N.C. de
                                                 C.V.
---------------------------------------------------------------------------------------------------------------------
Administradora de        Mexico (1) (**)         Aetna Internacional     49%(ii)        Retirement Funds Management
Fondos Para el Retiro                            Compania S en N.C. de                  Company
Bancomer, S.A. de C.V.                           C.V.
---------------------------------------------------------------------------------------------------------------------
Grupo Vamsa, S.A. de     Mexico (1) (**)         Aetna Internacional     49%            Legal Administration and
C.V.                                             Compania S en N.C. de                  Financial Services
                                                 C.V.
---------------------------------------------------------------------------------------------------------------------
Asesores en Promocion    Mexico (1) (**)         Seguros Bancomer,       33%(jj)        Marketing of Seguros
Segunomina S.A. de C.V.                          S.A. de C.V.                           Products/Payroll Discounts
---------------------------------------------------------------------------------------------------------------------
Inverval De Mexico S.A.  Mexico (1) (*)          Aetna Internacional    100%            Holding Company
de C.V.                                          Compania S en N.C. de
                                                 C.V.
---------------------------------------------------------------------------------------------------------------------
AE Five Compania S. de   Mexico (1) (*)          Aetna Ninernacional    100%            Limited Limitability
R.L. de C.V.                                     Compania S en N.C. de                  Company formed under Mex.
                                                 C.V.                                   Law for the purpose of
                                                                                        issuing CPOs in Mexico.
---------------------------------------------------------------------------------------------------------------------
Aetna Chile Seguros      Chile (1) (*)           Aetna S.A.              98%            Casualty Insurance Company
Generales S.A.
---------------------------------------------------------------------------------------------------------------------
Aetna Administradora de  Chile (1) (*)           Aetna S.A.             100%            Real Estate Investment
Fondos de Inversion S.A.                                                                Trust Management Co.
---------------------------------------------------------------------------------------------------------------------
Aetna Chile Seguros de   Chile (1) (*)           Aetna S.A.             100%            Life Insurance Company
Vida S.A.
---------------------------------------------------------------------------------------------------------------------
Aetna Pensiones S.A.     Chile (1) (*)           Aetna S.A.             100%            Holding Company
---------------------------------------------------------------------------------------------------------------------
Aetna Credito            Chile (1) (*)           Aetna S.A.             100%            Mortgage Company
Hipotecario S.A.
---------------------------------------------------------------------------------------------------------------------

--------

(ii) Administradora de Fondos de Pensiones Santa Maria S.A. owns 16% of Administradora de Fondos Para el Retiro Bancomer, S.A. de C.V.

(jj) Seguros Monterrey Aetna, S.A. owns 34% and Pensiones Bancomer, S.A. de C.V. owns 33% of Agesores en Promocion Segunomina, S.A. de C.V.

                                                COMPANY ORGANIZATION LIST

---------------------------------------------------------------------------------------------------------------------
COMPANY                  STATE                   IMMEDIATE OWNER        OWNERSHIP       PRINCIPAL BUSINESS
                                                                        PERCENTAGE+
---------------------------------------------------------------------------------------------------------------------
Cruz-Blanca Isapre,      Chile (1) (*)           Aetna S.A.              75%            Insurance Company
S.A.
---------------------------------------------------------------------------------------------------------------------
Aetna International      Peru (1) (*)            Aetna S.A.              86%(kk)        Holding Company
Peru S.A.
---------------------------------------------------------------------------------------------------------------------
Aetna Salud S.A.         Chile (1) (*)           Aetna S.A.              90%            Health Indemnity - Chile
---------------------------------------------------------------------------------------------------------------------
Administradora de        Chile (1) (*)           Aetna Pensiones S.A.    71%            Pension Funds Management
Fondos de Pensiones                                                                     Company
Santa Maria S.A.
---------------------------------------------------------------------------------------------------------------------
Santa Maria              Chile (1) (*)           Administradora de      100%            Pension Administration
Internacional S.A.                               Fondos de Pensiones
                                                 Santa Maria S.A.
---------------------------------------------------------------------------------------------------------------------
Aetna Pensiones Peru     Peru (1) (**)           Santa Maria             66%(ll)        Investment
S.A.                                             Internacional S.A.
---------------------------------------------------------------------------------------------------------------------
Administradora de        Peru (1) (**)           Aetna Pensiones Peru    40%(mm)        Pension Funds Management
Fondos de Pensiones                              S.A.                                   Company
Integra S.A.
---------------------------------------------------------------------------------------------------------------------
Wiese Aetna Compania de  Peru (1) (*)            Aetna International     34%            Insurance and Reinsurance
Seguros S.A.                                     Peru S.A.
---------------------------------------------------------------------------------------------------------------------
Immobilaria Padre        Chile (1) (*)           Aetna Credito           99%(nn)        Real Estate Development
Marinano S.A.                                    Hipotecario S.A.
---------------------------------------------------------------------------------------------------------------------
Sul America Previdencia  Brazil (1) (*)          Sul America Aetna      100%            Pension
Privada                                          Seguros de
                                                 Previdencia S.A.
---------------------------------------------------------------------------------------------------------------------
Sul America Servicos     Brazil (1) (*)          Sul America Aetna      100%            Health Administrator
Medicos S.A.                                     Seguros de
                                                 Previdencia S.A.
---------------------------------------------------------------------------------------------------------------------

--------

(kk) Aetna Chile Seguros De Vida S.A. and Aetna Chile Seguros Generales S.A. have combined ownership of 14%.

(ll) Aetna S.A. owns 34% of this company.

(mm) Aetna Pensiones Peru S.A. owns 40% of this company.

(nn) Aetna S.A. owns 1% of this company.

                                                COMPANY ORGANIZATION LIST

---------------------------------------------------------------------------------------------------------------------
COMPANY                  STATE                   IMMEDIATE OWNER        OWNERSHIP       PRINCIPAL BUSINESS
                                                                        PERCENTAGE+
---------------------------------------------------------------------------------------------------------------------
Clube Dos Executivos,    Brazil (1) (*)          Sul American Aetna     100%            Life insurance sponsor
S.A.                                             Seguros de
                                                 Previdencia S.A.
---------------------------------------------------------------------------------------------------------------------
Brasilprev Previdencia   Brazil (1) (**)         Sul America Aetna       22%            Pension
Privada S.A.                                     Seguros de
                                                 Previdencia S.A.
---------------------------------------------------------------------------------------------------------------------
Brasilsaude Companhia    Brazil (1) (*)          Sul America Aetna       51%            Insurance
de Segoros                                       Seguros de
                                                 Previdencia S.A.
---------------------------------------------------------------------------------------------------------------------
Aetna Health Management  Ontario (1)(*)          Aetna Canada Holdings  100%            Managed Healthcare
Canada, Inc.                                     Limited
---------------------------------------------------------------------------------------------------------------------
Aetna Life Acceptance    Ontario (1) (*)         Aetna Canada Holdings  100%            Provision of Financial
Corporation Limited                              Limited                                Assistance to Agents to
                                                                                        Assist in Growth of Business
---------------------------------------------------------------------------------------------------------------------
Equinox Financial Group  Canada (1) (*)          Aetna Canada Holdings   92%(oo)        Distributor of Life
Inc.                                             Limited                                Insurance, Financial and
                                                                                        Related Products
---------------------------------------------------------------------------------------------------------------------
2733854 Canada Ltd.      Canada (1) (*)          Aetna Canada Holdings   70%(pp)        Marketing of Life Ins. and
                                                 Limited                                Related Products
---------------------------------------------------------------------------------------------------------------------
AlphaQuest Capital       Ontario (1) (***)       Aetna Canada Holdings   15%            Investment Counselor
Management Limited                               Limited                                Portfolio Manager
---------------------------------------------------------------------------------------------------------------------
Aetna Life Insurance     Canada (1) (*)          Aetna Canada Holdings  100%            Life, Accident and Sickness
Company of Canada                                Limited                                Insurance
---------------------------------------------------------------------------------------------------------------------
First Canadian Health    Canada (1) (**)         Aetna Health            49%            Managed Health Services
Management Corporation,                          Management Canada,
Inc.                                             Inc.
---------------------------------------------------------------------------------------------------------------------
Canadian Corporate       Canada (1) (*)          Aetna Health            75%            Managed Health Services
Health Solutions Inc.                            Management Canada,
                                                 Inc.
---------------------------------------------------------------------------------------------------------------------

--------

(oo) Aetna Life Insurance Company of Canada owns 8% of this corporation.

(pp) Equinox Financial Group, Inc. owns 30% of this corporation.

                                                COMPANY ORGANIZATION LIST

---------------------------------------------------------------------------------------------------------------------
COMPANY                  STATE                   IMMEDIATE OWNER        OWNERSHIP       PRINCIPAL BUSINESS
                                                                        PERCENTAGE+
---------------------------------------------------------------------------------------------------------------------
Trillenium Investors     Canada (1) (*)          Equinox Financial      100%            Mutual Funds
Services Inc.                                    Group Inc.
---------------------------------------------------------------------------------------------------------------------
Landex Properties Ltd.   British Columbia (1)    Aetna Life Insurance   100%            Real Estate Acquisitions
                         (*)                     Company of Canada
---------------------------------------------------------------------------------------------------------------------
Aetna Benefits           Canada (1) (*)          Aetna Life Insurance   100%            Claims Administration and
Management, Inc.                                 Company of Canada                      Actuarial Services
---------------------------------------------------------------------------------------------------------------------
Mount-Batten Properties  Ontario (1) (*)         Aetna Life Insurance   100%            Acquisition, Development
Limited                                          Company of Canada                      and Management of Real
                                                                                        Estate
---------------------------------------------------------------------------------------------------------------------
3158047 Canada Limited   Canada (1) (*)          Aetna Life Insurance   100%            Acquisition, Development
                                                 Company of Canada                      and Management of Real
                                                                                        Estate
---------------------------------------------------------------------------------------------------------------------
Financial Life           Canada (1) (*)          Aetna Life Insurance   100%            Insurance company
Assurance Company of                             Company of Canada
Canada
---------------------------------------------------------------------------------------------------------------------
Eclipse Claims Services  Canada (1) (**)         Aetna Life Insurance    25%            Electronic Claims
Inc.                                             Company of Canada                      Adjudication Services
---------------------------------------------------------------------------------------------------------------------
PVS Preferred Vision     Canada (1) (**)         Aetna Benefits          20%            Provider of Ophthalmic,
Services Inc.                                    Management, Inc.                       Service for Four Major
                                                                                        Shareholders
---------------------------------------------------------------------------------------------------------------------
Churchill Office Park    Canada (1) (**)         Mount-Batten            45%            Real Estate Development of
Limited                                          Properties Limited                     Ottawa Site
---------------------------------------------------------------------------------------------------------------------
Aetna Health (N.Z.)      New Zealand (1) (**)    Aetna International     50%            Health Insurance
Limited                                          (N.Z) Limited                          Underwriting
---------------------------------------------------------------------------------------------------------------------
Aetna Life Insurance     New Zealand (1) (*)     Aetna Health (N.Z.)    100%            Group Benefits/Pension
(N.Z.) Limited                                   Limited                                Management
---------------------------------------------------------------------------------------------------------------------
Human Affairs Limited    New Zealand (1) (*)     Aetna Health (N.Z.)    100%            Indemnity Health Insurance
(N.Z.)                                           Limited
---------------------------------------------------------------------------------------------------------------------
First Health (New        New Zealand (1) (*)     Aetna Health (N.Z.)    100%            Super Annuitization/Long
Zealand Limited)                                 Limited                                Term Care
---------------------------------------------------------------------------------------------------------------------
Prime Health Limited     New Zealand (1) (*)     First Health (New       50%            Buying and Managing Risk
                                                 Zealand) Limited                       for Publicly Funded Health
                                                                                        Services and Providing
                                                                                        Management Services and
                                                                                        Infrastructure To its
                                                                                        Network of Doctors
---------------------------------------------------------------------------------------------------------------------

                                                COMPANY ORGANIZATION LIST

---------------------------------------------------------------------------------------------------------------------
COMPANY                  STATE                   IMMEDIATE OWNER        OWNERSHIP       PRINCIPAL BUSINESS
                                                                        PERCENTAGE+
---------------------------------------------------------------------------------------------------------------------
Managed Care New         New Zealand (1) (*)     Human Affairs (NZ)     100%            Long Term Care provider
Zealand Limited                                  Limited
---------------------------------------------------------------------------------------------------------------------
PLJ Holdings Limited     Hong Kong (1) (*)       Aetna Investment       100%            Investment Management &
                                                 Management (F.E.)                      Securities Trading
                                                 Holdings Limited
---------------------------------------------------------------------------------------------------------------------
Aetna International      Hong Kong (1) (*)       Aetna Investment       100%            Investment & Unit Trust
Fund Managers Limited                            Management (F.E.)                      Management
                                                 Holdings Limited
---------------------------------------------------------------------------------------------------------------------
Aetna Investment         Hong Kong (1) (*)       Aetna Investment       100%            Nominee Services Holding
Management (F.E.)                                Management (F.E.)                      Assets of AIM F.E.'s
Limited                                          Holdings Limited                       Customers in Street Name
---------------------------------------------------------------------------------------------------------------------
Kwang HUA Securities     Taiwan (1) (***)        Aetna Investment        20%            Securities Investment &
Investment & Trust Co.                           Management (F.E.)                      Trust
Ltd.                                             Holdings Limited
---------------------------------------------------------------------------------------------------------------------
Kwang HUA Securities     Taiwan (1) (***)        PLJ Holdings Limited    20%            Investment Consulting
Investment Consultant                                                                   Company
Co. Ltd.
---------------------------------------------------------------------------------------------------------------------
U.S. Healthcare          DE (1) (*)              Aetna U.S. Healthcare  100%            Holding Company
Financial Services, Inc.                         Inc. (PA)
---------------------------------------------------------------------------------------------------------------------
Primary Holdings, Inc.   DE (1) (*)              Aetna U.S. Healthcare  100%            Holding Company
                                                 Inc. (PA)
---------------------------------------------------------------------------------------------------------------------
Aetna Health             DE (1) (*)              Aetna U.S. Healthcare  100%            HMO Management Company
Management, Inc.                                 Inc. (PA)
---------------------------------------------------------------------------------------------------------------------
NYLCare Health Plans,    DE (1) (*)              Aetna U.S. Healthcare  100%            Holding Company
Inc.                                             Inc. (PA)
---------------------------------------------------------------------------------------------------------------------
Aetna U.S. Healthcare    PA (1) (*)              Aetna U.S. Healthcare  100%            Dental
Dental Plan, Inc.                                Inc. (PA)
---------------------------------------------------------------------------------------------------------------------
U.S. Healthcare Dental   NJ (1) (*)              Aetna U.S. Healthcare  100%            Dental
Plan, Inc.                                       Inc. (PA)
---------------------------------------------------------------------------------------------------------------------
U.S. Healthcare Dental   DE (1) (*)              Aetna U.S. Healthcare  100%            Dental
Plan, Inc.                                       Inc. (PA)
---------------------------------------------------------------------------------------------------------------------

                                                COMPANY ORGANIZATION LIST

---------------------------------------------------------------------------------------------------------------------
COMPANY                  STATE                   IMMEDIATE OWNER        OWNERSHIP       PRINCIPAL BUSINESS
                                                                        PERCENTAGE+
---------------------------------------------------------------------------------------------------------------------
U.S. Health Insurance    NY (1) (*)              Aetna U.S. Healthcare  100%            Accident and Health
Company                                          Inc. (PA)                              Insurance Company
---------------------------------------------------------------------------------------------------------------------
Corporate Health         PA (1) (*)              Aetna U.S. Healthcare  100%            Accident and Health
Insurance Company                                Inc. (PA)                              Insurance Company
---------------------------------------------------------------------------------------------------------------------
U.S. Managed Care, Inc.  MD (1) (*)              Aetna U.S. Healthcare  100%            Utilization Review
                                                 Inc. (PA)
---------------------------------------------------------------------------------------------------------------------
Aetna U.S. Healthcare,   NJ (1) (*)              Aetna U.S. Healthcare  100%            HMO
Inc.                                             Inc. (PA)
---------------------------------------------------------------------------------------------------------------------
Aetna U.S. Healthcare,   NY (1) (*)              Aetna U.S. Healthcare  100%            HMO
Inc.                                             Inc. (PA)
---------------------------------------------------------------------------------------------------------------------
Aetna U.S. Healthcare,   CT (1) (*)              Aetna U.S. Healthcare  100%            HMO
Inc.                                             Inc. (PA)
---------------------------------------------------------------------------------------------------------------------
Aetna U.S. Healthcare,   MA (1) (*)              Aetna U.S. Healthcare  100%            HMO
Inc.                                             Inc. (PA)
---------------------------------------------------------------------------------------------------------------------
Aetna U.S. Healthcare,   DE (1) (*)              Aetna U.S. Healthcare  100%            HMO
Inc. (DE)                                        Inc. (PA)
---------------------------------------------------------------------------------------------------------------------
Aetna U.S. Healthcare    NH (1) (*)              Aetna U.S. Healthcare  100%            HMO
of New Hampshire, Inc.                           Inc. (PA)
---------------------------------------------------------------------------------------------------------------------
Advent Investments, Inc. DE (1) (*)              U.S. Healthcare        100%            DE Holding Company
                                                 Financial Services,
                                                 Inc.
---------------------------------------------------------------------------------------------------------------------
Independent              DE (1) (*)              U.S. Healthcare        100%            DE Holding Company
Investments, Inc.                                Financial Services,
                                                 Inc.
---------------------------------------------------------------------------------------------------------------------
United States            PA (1) (*)              U.S. Healthcare        100%            Financial Services to
Physicians Care                                  Financial Services,                    Physicians
Systems, Inc.                                    Inc.
---------------------------------------------------------------------------------------------------------------------
United States Home       PA (1) (*)              U.S. Healthcare        100%            Inactive - other Medical
Health Care Systems,                             Financial Services,                    Services
Inc.                                             Inc.
---------------------------------------------------------------------------------------------------------------------
U.S. Health Aviation     PA (1) (*)              U.S. Healthcare        100%            Ownership and Operation of
Corp.                                            Financial Services,                    Airplanes
                                                 Inc.
---------------------------------------------------------------------------------------------------------------------
U.S. Healthcare          PA (1) (*)              U.S. Healthcare        100%            Holding Company for Real
Properties, Inc.                                 Financial Services,                    Estate
                                                 Inc.
---------------------------------------------------------------------------------------------------------------------

                                                COMPANY ORGANIZATION LIST

---------------------------------------------------------------------------------------------------------------------
COMPANY                  STATE                   IMMEDIATE OWNER        OWNERSHIP       PRINCIPAL BUSINESS
                                                                        PERCENTAGE+
---------------------------------------------------------------------------------------------------------------------
Inteli-Health, Inc.      DE (1) (*)              U.S. Healthcare         98%            Software Development
                                                 Financial Services,
                                                 Inc.
---------------------------------------------------------------------------------------------------------------------
USHC Management          DE (1) (*)              U.S. Healthcare        100%            Management and Financial
Services Corporation                             Financial Services,                    Services to Network
                                                 Inc.                                   Providers
---------------------------------------------------------------------------------------------------------------------
U.S. Healthcare          DE (1) (*)              Advent Investments,    100%            Holding Company
Advantage, Inc.                                  Inc.
---------------------------------------------------------------------------------------------------------------------
Wissahickon Payment      DE (1) (*)              Advent Investments,    100%            Third Party Administrator
Administrators, Inc.                             Inc.
---------------------------------------------------------------------------------------------------------------------
Advent Financial         DE (1) (*)              U.S. Healthcare        100%            Holding Company
Services, Inc.                                   Advantage, Inc.
---------------------------------------------------------------------------------------------------------------------
Corporate Health         PA (1) (*)              Advent Financial       100%            Third Party Administrator
Administrators, Inc.                             Services, Inc.                         for Self-Insured Plans
---------------------------------------------------------------------------------------------------------------------
Managed Care             DE (1) (*)              Advent Financial       100%            Evaluation and
Coordinators, Inc.                               Services, Inc.                         Administration of Multiple
                                                                                        Health Plans
---------------------------------------------------------------------------------------------------------------------
U.S. Phoenix Corporation PA (1) (*)              Advent Financial       100%            Shell
                                                 Services, Inc.
---------------------------------------------------------------------------------------------------------------------
U.S. Quality             PA (1) (*)              Advent Financial       100%            Services to Analyze the
Algorithms, Inc.                                 Services, Inc.                         Quality and Effectiveness
                                                                                        of Medical Care
---------------------------------------------------------------------------------------------------------------------
Workers Comp Advantage,  PA (1) (*)              Advent Financial       100%            Case Management and other
Inc.                                             Services, Inc.                         Medical Management Services
                                                                                        for Employers on Costs
                                                                                        Related to Workers'
                                                                                        Compensation Claims
---------------------------------------------------------------------------------------------------------------------
Primary Investments,     DE (1) (*)              Primary Holdings, Inc. 100%            Holding Company
Inc.
---------------------------------------------------------------------------------------------------------------------

                                                COMPANY ORGANIZATION LIST

---------------------------------------------------------------------------------------------------------------------
COMPANY                  STATE                   IMMEDIATE OWNER        OWNERSHIP       PRINCIPAL BUSINESS
                                                                        PERCENTAGE+
---------------------------------------------------------------------------------------------------------------------
United States Health     PA (1) (*)              Primary Investments,   100%            HMO
Care Systems of                                  Inc.
Pennsylvania, Inc.
---------------------------------------------------------------------------------------------------------------------
Aetna U.S. Healthcare    VA (1) (*)              Primary Investments,    26%(qq)        HMO
Inc.                                             Inc.
---------------------------------------------------------------------------------------------------------------------
U.S. Healthcare, Inc.    OH (1) (*)              Primary Investments,   100%            HMO
                                                 Inc.
---------------------------------------------------------------------------------------------------------------------
Aetna U.S. Healthcare    NC (1) (*)              Primary Investments,   100%            HMO
of the Carolinas, Inc.                           Inc.
---------------------------------------------------------------------------------------------------------------------
Chickering Claims        MA (1) (**)             Primary Investments,    47%            Third Party Claims
Administrators, Inc.                             Inc.                                   Administration Business
---------------------------------------------------------------------------------------------------------------------
Aetna U.S. Healthcare    GA (1) (*)              Primary Investments,    63%            HMO
of Georgia, Inc.                                 Inc.
---------------------------------------------------------------------------------------------------------------------
Advent HMO Corporation   ND (1) (*)              Primary Investments,   100%            Inactive
                                                 Inc.
---------------------------------------------------------------------------------------------------------------------
Aetna U.S. Healthcare    AL (1) (*)              Primary Investments,   100%            HMO
of Alabama, Inc.                                 Inc.
---------------------------------------------------------------------------------------------------------------------
U.S. Health Insurance    CT (1) (*)              Primary Investments,   100%            Accident and Health
Company                                          Inc.                                   Insurance Company
---------------------------------------------------------------------------------------------------------------------
AUSHC Inc.               AL (1)(*)               Primary Investments,   100%            HMO
                                                 Inc.
---------------------------------------------------------------------------------------------------------------------
Aetna U.S. Healthcare,   MI (1) (*)              Primary Investments,   100%            HMO
Inc.                                             Inc.
---------------------------------------------------------------------------------------------------------------------
Aetna U.S. Healthcare,   OK (1) (*)              Primary Investments,   100%            HMO
Inc.                                             Inc.
---------------------------------------------------------------------------------------------------------------------
U.S. Healthcare, Inc.    MO (1) (*)              Primary Investments,   100%            HMO
                                                 Inc.
---------------------------------------------------------------------------------------------------------------------
Aetna U.S. Healthcare    DE (1) (*)              Primary Investments,   100%            Holding Company
Holdings, Inc.                                   Inc.
---------------------------------------------------------------------------------------------------------------------

--------

(qq) Aetna Health Management, Inc. owns 74% of Aetna U.S. Healthcare, Inc. (VA)

                                                COMPANY ORGANIZATION LIST

---------------------------------------------------------------------------------------------------------------------
COMPANY                  STATE                   IMMEDIATE OWNER        OWNERSHIP       PRINCIPAL BUSINESS
                                                                        PERCENTAGE+
---------------------------------------------------------------------------------------------------------------------
Aetna U.S. Healthcare    WA (1) (*)              Primary Investments,   100%            HMO
Inc.                                             Inc.
---------------------------------------------------------------------------------------------------------------------
Aetna U.S. Healthcare,   CO (1) (*)              Aetna U.S. Healthcare  100%            HMO
Inc.                                             Holdings, Inc.
---------------------------------------------------------------------------------------------------------------------
Aetna U.S. Healthcare,   OH (1) (*)              Aetna Health           100%            HMO
Inc.                                             Management, Inc.
---------------------------------------------------------------------------------------------------------------------
Aetna U.S. Healthcare    CA (1) (*)              Aetna Health           100%            Provide Pre-Paid Dental
Dental Plan of                                   Management, Inc.                       Services
California Inc.
---------------------------------------------------------------------------------------------------------------------
Aetna U.S. Healthcare,   FL (1) (*)              Aetna Health           100%            HMO
Inc.                                             Management, Inc.
---------------------------------------------------------------------------------------------------------------------
Informed Health, Inc.    DE (1) (*)              Aetna Health           100%            Sponsors Health Information
                                                 Management, Inc.                       Service
---------------------------------------------------------------------------------------------------------------------
Aetna U.S. Healthcare,   TN (1) (*)              Aetna Health           100%            HMO
Inc.                                             Management, Inc.
---------------------------------------------------------------------------------------------------------------------
Aetna U.S. Healthcare    GA (1) (*)              Aetna Health            37%(rr)        HMO
of Georgia, Inc.                                 Management, Inc.
---------------------------------------------------------------------------------------------------------------------
Aetna Dental Care of     NJ (1) (*)              Aetna Health           100%            Dental Care
New Jersey, Inc.                                 Management, Inc.
---------------------------------------------------------------------------------------------------------------------
AUSHC Holdings, Inc.     DE (1) (*)              Aetna Health           100%            Holding Company
                                                 Management, Inc.
---------------------------------------------------------------------------------------------------------------------
Aetna U.S. Healthcare,   VA (1) (*)              Aetna Health            74%(ss)        HMO
Inc.                                             Management, Inc.
---------------------------------------------------------------------------------------------------------------------
Aetna Health Plans of    NC (1) (*)              Aetna Health           100%            HMO
the Carolinas, Inc.                              Management, Inc.
---------------------------------------------------------------------------------------------------------------------
Aetna U.S. Healthcare,   AZ (1) (*)              Aetna Health           100%            HMO
Inc.                                             Management, Inc.
---------------------------------------------------------------------------------------------------------------------

--------

(rr) Primary Investments, Inc. owns 63% of Aetna U.S. Healthcare of Georgia,
     Inc.

(ss) Primary Investments, Inc. owns 26% of Aetna U.S. Healthcare, Inc. (VA)

                                                COMPANY ORGANIZATION LIST

---------------------------------------------------------------------------------------------------------------------
COMPANY                  STATE                   IMMEDIATE OWNER        OWNERSHIP       PRINCIPAL BUSINESS
                                                                        PERCENTAGE+
---------------------------------------------------------------------------------------------------------------------
Aetna Dental Care of     TX (1)(*)               Aetna Health           100%            HMO offering single health
Texas, Inc.                                      Management, Inc.                       service plan - dental
---------------------------------------------------------------------------------------------------------------------
Aetna U.S. Healthcare    IL (1) (*)              Aetna Health           100%            HMO
of Illinois, Inc.                                Management, Inc.
---------------------------------------------------------------------------------------------------------------------
Aetna Dental Care of     KY (1) (*)              Aetna Health           100%            Dental Plan Organization
Kentucky, Inc.                                   Management, Inc.
---------------------------------------------------------------------------------------------------------------------
Aetna Health Plans of    PA (1) (*)              Aetna Health           100%            HMO
Central and Eastern                              Management, Inc.
Pennsylvania, Inc.
---------------------------------------------------------------------------------------------------------------------
Aetna U.S. Healthcare,   TX (1) (*)              Aetna Health           100%            HMO
Inc.                                             Management, Inc.
---------------------------------------------------------------------------------------------------------------------
Aetna U.S. Healthcare,   LA (1) (*)              Aetna Health           100%            HMO
Inc.                                             Management, Inc.
---------------------------------------------------------------------------------------------------------------------
MED Southwest, Inc.      TX (1) (*)              Aetna Health            55%            Holding Company
                                                 Management, Inc.
---------------------------------------------------------------------------------------------------------------------
Freedom Choice, Inc.     PA (1)(*)               Aetna Health Plans of  100%            Third Party Administrator
                                                 Central and Eastern
                                                 Pennsylvania, Inc.
---------------------------------------------------------------------------------------------------------------------
Aetna Government Health  CA (1) (*)              Aetna Health           100%            Sponsors Champus Business
Plans, Inc.                                      Management, Inc.
---------------------------------------------------------------------------------------------------------------------
Aetna U.S. Healthcare    CA (1) (*)              Aetna Health           100%            HMO
of California, Inc.                              Management, Inc.
---------------------------------------------------------------------------------------------------------------------
Aetna Health Plans of    NY (1) (*)              AUSHC Holdings, Inc.   100%            HMO
New York, Inc.
---------------------------------------------------------------------------------------------------------------------
Aetna Health Plans of    NJ (1) (*)              AUSHC Holdings, Inc.   100%            HMO
New Jersey, Inc.
---------------------------------------------------------------------------------------------------------------------
Southwest Physicians     TX (1) (*)              MED Southwest, Inc.    100%            Life and Health Insurer
Life Insurance Company
---------------------------------------------------------------------------------------------------------------------
Aetna U.S. Healthcare    TX (1) (*)              MED Southwest, Inc.    100%            HMO
of North Texas Inc.
---------------------------------------------------------------------------------------------------------------------

                                                COMPANY ORGANIZATION LIST

---------------------------------------------------------------------------------------------------------------------
COMPANY                  STATE                   IMMEDIATE OWNER        OWNERSHIP       PRINCIPAL BUSINESS
                                                                        PERCENTAGE+
---------------------------------------------------------------------------------------------------------------------
NYLCare Health Plans of  OK (1) (*)              NYLCare Health Plans,  100%            Holding Company
the Southwest                                    Inc.
(Oklahoma), Inc.
---------------------------------------------------------------------------------------------------------------------
Lonestar Holding Co.     DE (1) (*)              NYLCare Health Plans,  100%            Holding Company
                                                 Inc.
---------------------------------------------------------------------------------------------------------------------
NYLCare of Texas, Inc.   TX (1) (*)              NYLCare Health Plans,  100%            Management Company for PPO
                                                 Inc.
---------------------------------------------------------------------------------------------------------------------
NYLCare Health Plans of  LA (1) (*)              NYLCare Health Plans,  100%            HMO
Louisiana, Inc.                                  Inc.
---------------------------------------------------------------------------------------------------------------------
NYLCare Health Plans of  PA (1) (*)              NYLCare Health Plans,  100%            HMO
Pennsylvania, Inc.                               Inc.
---------------------------------------------------------------------------------------------------------------------
One Liberty Plaza        DE (1) (*)              NYLCare Health Plans,  100%            Special Purpose Funding
Holdings, Inc.                                   Inc.                                   Entity for Industrial
                                                                                        Development Agency
                                                                                        Transaction
---------------------------------------------------------------------------------------------------------------------
Benefit Panel Services,  CA (1) (*)              NYLCare Health Plans,   50%            Manages HMOs
Inc.                                             Inc.
---------------------------------------------------------------------------------------------------------------------
NYLCare Dental Plans of  TX (1) (*)              NYLCare Health Plans,  100%            Dental HMO
the Southwest, Inc.                              Inc.
---------------------------------------------------------------------------------------------------------------------
Sanus Preferred          IL (1) (*)              NYLCare Health Plans,  100%            PPO
Services of Illinois,                            Inc.
Inc.
---------------------------------------------------------------------------------------------------------------------
Sanus Preferred          CA (1) (*)              NYLCare Health Plans,  100%            PPO
Providers West, Inc.                             Inc.
---------------------------------------------------------------------------------------------------------------------
Sanus Northeast, Inc.    DE (1) (*)              NYLCare Health Plans,  100%            Management Company
                                                 Inc.
---------------------------------------------------------------------------------------------------------------------
NYLCare Health Plans of  TX (1) (*)              NYLCare Health Plans,  100%            HMO
the Southwest, Inc.                              Inc.
---------------------------------------------------------------------------------------------------------------------
NYLCare Health Plans of  IL (1) (*)              NYLCare Health Plans,  100%            HMO
the Midwest, Inc.                                Inc.
---------------------------------------------------------------------------------------------------------------------
NYLCare of New England,  DE (1) (*)              NYLCare Health Plans,  100%            Management Company
Inc.                                             Inc.
---------------------------------------------------------------------------------------------------------------------

                                                COMPANY ORGANIZATION LIST

---------------------------------------------------------------------------------------------------------------------
COMPANY                  STATE                   IMMEDIATE OWNER        OWNERSHIP       PRINCIPAL BUSINESS
                                                                        PERCENTAGE+
---------------------------------------------------------------------------------------------------------------------
NYLCare Health Plans of  NY (1) (*)              NYLCare Health Plans,  100%            HMO
New York, Inc.                                   Inc.
---------------------------------------------------------------------------------------------------------------------
NYLCare Health Plans of  NJ (1) (*)              NYLCare Health Plans,  100%            HMO
New Jersey, Inc.                                 Inc.
---------------------------------------------------------------------------------------------------------------------
NYLCare Health Plans of  CT (1) (*)              NYLCare Health Plans,  100%            HMO
Connecticut, Inc.                                Inc.
---------------------------------------------------------------------------------------------------------------------
NYLCare of Connecticut,  CT (1) (*)              NYLCare Health Plans,  100%            PPO
Inc.                                             Inc.
---------------------------------------------------------------------------------------------------------------------
NYLCare Preferred        MD (1) (*)              NYLCare Health Plans,  100%            PPO
Services, Inc.                                   Inc.
---------------------------------------------------------------------------------------------------------------------
Sanus of New York and    NY (1) (*)              NYLCare Health Plans,  100%            PPO
New Jersey, Inc.                                 Inc.
---------------------------------------------------------------------------------------------------------------------
Sanus Dental Plan of     NJ (1) (*)              NYLCare Health Plans,  100%            Dental HMO
N.J., Inc.                                       Inc.
---------------------------------------------------------------------------------------------------------------------
The Ethix Corporation    DE (1) (*)              NYLCare Health Plans,  100%            Holding Company of PPO
                                                 Inc.                                   Network
---------------------------------------------------------------------------------------------------------------------
NYLCare Health Plans of  ME (1) (*)              NYLCare Health Plans,  100%            HMO
Maine, Inc.                                      Inc.
---------------------------------------------------------------------------------------------------------------------
New York Life and        DE (1) (*)              NYLCare Health Plans,  100%            Reinsurance
Health Insurance Company                         Inc.
---------------------------------------------------------------------------------------------------------------------
NYLCare Health Plans of  MD (1) (*)              NYLCare Health Plans,   80%(tt)        HMO
the Mid-Atlantic, Inc.                           Inc.
---------------------------------------------------------------------------------------------------------------------
Physicians Health        MD (1) (*)              NYLCare Health Plans   100%            Physicians Independent
Services, Foundation,                            of the Mid-Atlantic,                   Practice Association
Inc.                                             Inc.
---------------------------------------------------------------------------------------------------------------------

--------

(tt) Physicians Health Services Foundation, Inc. owns 20% of this company.

                                                COMPANY ORGANIZATION LIST

---------------------------------------------------------------------------------------------------------------------
COMPANY                  STATE                   IMMEDIATE OWNER        OWNERSHIP       PRINCIPAL BUSINESS
                                                                        PERCENTAGE+
---------------------------------------------------------------------------------------------------------------------
Lone star Health Plan,   TX (1) (*)              Lonestar Holding Co.    90%(uu)        Holding Company
Inc.
---------------------------------------------------------------------------------------------------------------------
NYLCare Passport PPO of  TX (1) (*)              NYLCare of Texas, Inc. 100%            PPO
the Southwest, Inc.
---------------------------------------------------------------------------------------------------------------------
BPS Health Plan          CA (1) (*)              Benefit Panel          100%            Third Party Administrator
Administrators                                   Services, Inc.
---------------------------------------------------------------------------------------------------------------------
VivaHealth, Incorporated CA (1) (*)              Benefit Panel          100%            HMO
                                                 Services, Inc.
---------------------------------------------------------------------------------------------------------------------
NYLCare Health Plans of  TX (1) (*)              Lonestar Health Plan,  100%            HMO
the Gulf Coast, Inc.                             Inc.
---------------------------------------------------------------------------------------------------------------------
Ethix Northwest, Inc.    WA (1) (*)              The Ethix Corporation  100%            PPO
---------------------------------------------------------------------------------------------------------------------
Ethix Northwest Public   WA (1) (*)              The Ethix Corporation  100%            Managed Care Services to
Services, Inc.                                                                          Medicaid Recipients
---------------------------------------------------------------------------------------------------------------------
Ethix Pacific, Inc.      OR (1) (*)              The Ethix Corporation  100%            PPO
---------------------------------------------------------------------------------------------------------------------
Ethix Risk Management,   OR (1) (*)              The Ethix Corporation  100%            Inactive Shell Corporation
Inc.
---------------------------------------------------------------------------------------------------------------------
Ethix Midlands, Inc.     DE (1) (*)              The Ethix Corporation  100%            PPO
---------------------------------------------------------------------------------------------------------------------
Ethix Great Lakes, Inc.  MI (1) (*)              The Ethix Corporation  100%            PPO
---------------------------------------------------------------------------------------------------------------------
Ethix Mid-Rivers, Inc.   MO (1) (*)              The Ethix Corporation  100%            PPO
---------------------------------------------------------------------------------------------------------------------
Ethix Mid-Atlantic, Inc. PA (1) (*)              The Ethix Corporation  100%            PPO
---------------------------------------------------------------------------------------------------------------------
Ethix Southwest, Inc.    TX (1) (*)              The Ethix Corporation  100%            PPO
---------------------------------------------------------------------------------------------------------------------
Aetna U.S. Healthcare    WA (1) (*)              Ethix Northwest, Inc.  100%            HMO
of Washington, Inc.
---------------------------------------------------------------------------------------------------------------------

--------

(uu) NYLCare Health Plans, Inc. owns 10% of this company.

Item 27. Number of Contract Owners
----------------------------------


     As of November 30, 1998, there were 73,732 individuals holding interests in variable annuity contracts funded through Variable Annuity Account B.


Item 28. Indemnification
------------------------

Section 21 of Public Act No. 97-246 of the Connecticut General Assembly (the "Act") provides that a corporation may provide indemnification of or advance expenses to a director, officer, employee or agent only as permitted by Sections 33-770 to 33-778, inclusive, of the Connecticut General Statutes, as amended by Sections 12 to 20, inclusive, of this Act. Reference is hereby made to Section 33-771(e) of the Connecticut General Statutes ("CGS") regarding indemnification of directors and Section 33-776(d) of CGS regarding indemnification of officers, employees and agents of Connecticut corporations. These statutes provide in general that Connecticut corporations incorporated prior to January 1, 1997 shall, except to the extent that their certificate of incorporation expressly provides otherwise, indemnify their directors, officers, employees and agents against "liability" (defined as the obligation to pay a judgment, settlement, penalty, fine, including an excise tax assessed with respect to an employee benefit plan, or reasonable expenses incurred with respect to a proceeding) when
(1) a determination is made pursuant to Section 33-775 that the party seeking indemnification has met the standard of conduct set forth in Section 33-771 or
(2) a court has determined that indemnification is appropriate pursuant to
Section 33-774. Under Section 33-775, the determination of and the authorization for indemnification are made (a) by the disinterested directors, as defined in
Section 33-770(3); (b) by special counsel; (c) by the shareholders; or (d) in the case of indemnification of an officer, agent or employee of the corporation, by the general counsel of the corporation or such other officer(s) as the board of directors may specify. Also, Section 33-772 provides that a corporation shall indemnify an individual who was wholly successful on the merits or otherwise against reasonable expenses incurred by him in connection with a proceeding to which he was a party because he was a director, officer, employee or agent of the corporation. In the case of a proceeding by or in the right of the corporation or with respect to conduct for which the director, officer, agent or employee was adjudged liable on the basis that he received a financial benefit to which he was not entitled, indemnification is limited to reasonable expenses incurred in connection with the proceeding against the corporation to which the individual was named a party.

The statute does specifically authorize a corporation to procure indemnification insurance on behalf of an individual who was a director, officer, employer or agent of the corporation. Consistent with the statute, Aetna Inc. has procured insurance from Lloyd's of London and several major United States excess insurers for its directors and officers and the directors and officers of its subsidiaries, including the Depositor.

Item 29. Principal Underwriter
------------------------------

     (a) In addition to serving as the principal underwriter and depositor for the Registrant, Aetna Life Insurance and Annuity Company (Aetna) also acts as the principal underwriter, only, for Aetna Variable Encore Fund, Aetna Variable Fund, Aetna Generation Portfolios, Inc., Aetna Income Shares, Aetna Balanced VP, Inc. (formerly Aetna Investment Advisers Fund, Inc.), Aetna GET Fund, and Aetna Variable Portfolios, Inc. and as the principal underwriter and investment adviser for Portfolio Partners, Inc. (all management investment companies registered under the Investment Company Act of 1940 (1940 Act)). Additionally, Aetna acts as the principal underwriter and depositor for Variable Life Account B of Aetna, Variable Annuity Account C of Aetna and Variable Annuity Account G of Aetna (separate accounts of Aetna registered as unit investment trusts under the 1940 Act). Aetna is also the principal underwriter for Variable Annuity Account I of Aetna Insurance Company of America (AICA) (a separate account of AICA registered as a unit investment trust under the 1940 Act).

     (b) See Item 25 regarding the Depositor.

     (c) Compensation as of December 31, 1997:

   (1)                         (2)                      (3)                  (4)                 (5)

Name of                  Net Underwriting           Compensation
Principal                Discounts and              on Redemption         Brokerage
Underwriter              Commissions                or Annuitization      Commissions         Compensation*
-----------              -----------                ----------------      -----------         -------------

Aetna Life Insurance                                    $347,583                               $29,637,063
and Annuity Company

* Compensation shown in column 5 includes deductions for mortality and expense risk guarantees and contract charges assessed to cover costs incurred in the sales and administration of the contracts issued under Variable Annuity Account B.

Item 30. Location of Accounts and Records
-----------------------------------------

     All accounts, books and other documents required to be maintained by
Section 31(a) of the 1940 Act and the rules under it relating to the securities described in and issued under this Registration Statement are located at the home office of the Depositor as follows:

                      Aetna Life Insurance and Annuity Company
                      151 Farmington Avenue
                      Hartford, Connecticut  06156

Item 31. Management Services
----------------------------

     Not applicable

Item 32. Undertakings
---------------------

     Registrant hereby undertakes:

     (a) to file a post-effective amendment to this registration statement on Form N-4 as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for as long as payments under the variable annuity contracts may be accepted;

     (b) to include as part of any application to purchase a contract offered by a prospectus which is part of this registration statement on Form N-4, a space that an applicant can check to request a Statement of Additional Information; and

     (c) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

     (d) The Company hereby represents that it is relying upon and will comply with the provisions of Paragraphs (1) through (4) of the SEC Staff's No-Action Letter dated November 22, 1988 with respect to language concerning withdrawal restrictions applicable to plans established pursuant to Section 403(b) of the Internal Revenue Code. See American Counsel of Life Insurance; SEC No-Action Letter, [1989 Transfer Binder] Fed. SEC. L. Rep. (CCH) P. 78,904 at 78,523 (November 22, 1988).

     (e) Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

     (f) Aetna Life Insurance and Annuity Company represents that the fees and charges deducted under the contracts covered by this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                   SIGNATURES

     As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Variable Annuity Account B of Aetna Life Insurance and Annuity Company, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment to its Registration Statement on Form N-4 (File No. 333-56297 ) and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Hartford, State of Connecticut, on the 14th day of December, 1998.

                                             VARIABLE ANNUITY ACCOUNT B OF AETNA
                                             LIFE INSURANCE AND ANNUITY COMPANY
                                                (Registrant)

                                      By:    AETNA LIFE INSURANCE AND ANNUITY
                                             COMPANY
                                                      (Depositor)

                                      By:    Thomas J. McInerney*
                                             -----------------------------------
                                             Thomas J. McInerney
                                             President

     As required by the Securities Act of 1933, this Post-Effective Amendment No. 2 to the Registration Statement on Form N-4 (File No. 333-56297 ) has been signed by the following persons in the capacities and on the dates indicated.

Signature                              Title                                                              Date
---------                              -----                                                              ----

Thomas J. McInerney*                   Director and President                                         )
--------------------------------       (principal executive officer)                                  )
Thomas J. McInerney                                                                                   )
                                                                                                      )
Shaun P. Mathews*                      Director                                                       )   December
--------------------------------                                                                      )
Shaun P. Mathews                                                                                      )   14, 1998
                                                                                                      )
Catherine H. Smith*                    Director and Chief Financial Officer                           )
--------------------------------                                                                      )
Catherine H. Smith                                                                                    )
                                                                                                      )
Deborah Koltenuk*                      Vice President, Treasurer and Corporate Controller             )
--------------------------------                                                                      )
Deborah Koltenuk                                                                                      )

By: /s/ J. Neil McMurdie
    ------------------------------------------------
       J. Neil McMurdie
      *Attorney-in-Fact

                           VARIABLE ANNUITY ACCOUNT B
                                  Exhibit Index

Exhibit No.        Exhibit                                                                Page
-----------        -------                                                                ----

99-B.1             Resolution of the Board of Directors of Aetna Life Insurance            *
                   and Annuity Company establishing Variable Annuity Account B

99-B.3.1           Broker-Dealer Agreement                                                 *

99-B.3.2           Alternative Form of Wholesaling Agreement and Related Selling           *
                   Agreement

99-B.4.1           Variable Annuity Contract (GM-VA-98)                                    *

99-B.4.2           Variable Annuity Contract Certificate (GMC-VA-98)                       *

99-B.4.3           Endorsement (EVAGET98) to Variable Annuity Contract GM-VA-98            *
                   and Variable Annuity Contract Certificate GMC-VA-98

99-B.5             Variable Annuity Contract Application (9.5.89-6(9/98))                  *

99-B.6.1           Certificate of Incorporation of Aetna Life Insurance and                *
                   Annuity Company

99-B.6.2           Amendment of Certificate of Incorporation of Aetna Life                 *
                   Insurance and Annuity Company

9-B.6.3            By-Laws as amended September 17, 1997 of Aetna Life Insurance           *
                   and Annuity Company

99-B.8.1           Fund Participation Agreement between Aetna Life Insurance and           *
                   Annuity Company and AIM dated June 30, 1998

99-B.8.2           Service Agreement between Aetna Life Insurance and Annuity              *
                   Company and AIM effective June 30, 1998

99-B.8.3           Fund Participation Agreement by and among Aetna Life                    *
                   Insurance and Annuity Company and Aetna Variable Fund, Aetna
                   Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP,
                   Inc., Aetna GET Fund on behalf of each of its series, Aetna
                   Generation Portfolios, Inc. on behalf of each of its series,
                   Aetna Variable Portfolios, Inc. on behalf of each of its
                   series, and Aeltus Investment Management, Inc. dated as of
                   May 1, 1998

*Incorporated by reference

Exhibit No.        Exhibit                                                                Page
-----------        -------                                                                ----

99-B.8.4           Amendment dated November 9, 1998 to Fund Participation
                   Agreement by and among Aetna Life Insurance and Annuity
                   Company and Aetna Variable Fund, Aetna Variable Encore Fund,
                   Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund
                   on behalf of each of its series, Aetna Generation Portfolios,
                   Inc. on behalf of each of its series, Aetna Variable
                   Portfolios, Inc. on behalf of each of its series, and Aeltus
                   Investment Management, Inc. dated as of May 1, 1998                    ____

99-B.8.5           Service Agreement between Aeltus Investment Management, Inc.            *
                   and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna
                   Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP,
                   Inc., Aetna GET Fund on behalf of each of its series, Aetna
                   Generation Portfolios, Inc. on behalf of each of its series, and Aetna Variable Portfolios, Inc. on behalf of each of its series dated as of May 1, 1998

99-B.8.6           Amendment dated November 4, 1998 to Service Agreement between
                   Aeltus Investment Management, Inc. and Aetna Life Insurance
                   and Annuity Company in connection with the sale of shares of
                   Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income
                   Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on
                   behalf of each of its series and Aetna Variable Portfolios,
                   Inc. on behalf of each of its series dated as of May 1, 1998           ____

99-B.8.7           Fund Participation Agreement between Aetna Life Insurance and           *
                   Annuity Company, Variable Insurance Products Fund and
                   Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995,
                   January 1, 1996 and March 1, 1996

99-B.8.8           Fifth Amendment dated as of May 1, 1997 to the Fund                     *
                   Participation Agreement between Aetna Life Insurance and
                   Annuity Company, Variable Insurance Products Fund and
                   Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995,
                   January 1, 1996 and March 1, 1996


*Incorporated by reference

Exhibit No.        Exhibit                                                                Page
-----------        -------                                                                ----

99-B.8.9           Sixth Amendment dated November 6, 1997 to the Fund                     *
                   Participation Agreement between Aetna Life Insurance and
                   Annuity Company, Variable Insurance Products Fund and
                   Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995,
                   January 1, 1996, March 1, 1996 and May 1, 1997

99-B.8.10          Seventh Amendment dated as of May 1, 1998 to the Fund                  *
                   Participation Agreement between Aetna Life Insurance and
                   Annuity Company, Variable Insurance Products Fund and
                   Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995,
                   January 1, 1996, March 1, 1996, May 1, 1997 and November 6,
                   1997

99-B.8.11          Fund Participation Agreement between Aetna Life Insurance and          *
                   Annuity Company, Variable Insurance Products Fund II and
                   Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995,
                   January 1, 1996, and March 1, 1996

99-B.8.12          Fifth Amendment, dated as of May 1, 1997, to the Fund                  *
                   Participation Agreement between Aetna Life Insurance and
                   Annuity Company, Variable Insurance Products Fund II and
                   Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995,
                   January 1, 1996, and March 1, 1996

99.B-8.13          Sixth Amendment dated as of January 20, 1998 to the Fund               *
                   Participation Agreement between Aetna Life Insurance and
                   Annuity Company, Variable Insurance Products Fund II and
                   Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995,
                   January 1, 1996, March 1, 1996 and May 1, 1997

99-B.8.14          Seventh Amendment dated as of May 1, 1998 to the Fund                  *
                   Participation Agreement between Aetna Life Insurance and
                   Annuity Company, Variable Insurance Products Fund II and
                   Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995,
                   January 1, 1996, March 1, 1996, May 1, 1997 and January 20,
                   1998

*Incorporated by reference

Exhibit No.        Exhibit                                                                Page
-----------        -------                                                                ----

99-B.8.15          Service Agreement between Aetna Life Insurance and Annuity              *
                   Company and Fidelity Investments Institutional Operations
                   Company dated as of November 1, 1995

99-B.8.16          Amendment dated January 1, 1997 to Service Agreement between            *
                   Aetna Life Insurance and Annuity Company and Fidelity
                   Investments Institutional Operations Company dated as of
                   November 1, 1995

99-B.8.17          Service Contract between Fidelity Distributors Corporation and Aetna Life Insurance and Annuity Company dated May 2,
                   1997                                                                   ____

99-B.8.18          Fund Participation Agreement among Janus Aspen Series and               *
                   Aetna Life Insurance and Annuity Company and Janus Capital
                   Corporation dated December 8, 1997

99-B.8.19          Amendment dated October 12, 1998 to Fund Participation
                   Agreement among Janus Aspen Series and Aetna Life Insurance and Annuity Company and Janus Capital Corporation dated
                   December 8, 1997                                                       ____

99-B.8.20          Service Agreement between Janus Capital Corporation and Aetna           *
                   Life Insurance and Annuity Company dated December 8, 1997

99-B.8.21          Fund Participation Agreement among MFS Variable Insurance               *
                   Trust, Aetna Life Insurance and Annuity Company and
                   Massachusetts Financial Services Company dated April 30,
                   1996, and amended on September 3, 1996, March 14, 1997 and
                   November 28, 1997

99-B.8.22          Fourth Amendment dated May 1, 1998 to the Fund Participation            *
                   Agreement by and among MSF Variable Insurance Trust, Aetna
                   Life Insurance and Annuity Company and Massachusetts
                   Financial Services Company dated April 30, 1996, and amended on September 3, 1996, March 14, 1997 and November 28, 1997

99-B.8.23          Form of Fifth Amendment to Fund Participation Agreement by
                   and among MSF Variable Insurance Trust, Aetna Life Insurance and Annuity Company and Massachusetts Financial Services
                   Company dated April 30, 1996, and amended on September 3,
                   1996, March 14, 1997 and November 28, 1997                             ____

*Incorporated by reference

Exhibit No.        Exhibit                                                                Page
-----------        -------                                                                ----

99-B.8.24          Fund Participation Agreement dated March 11, 1997 between               *
                   Aetna Life Insurance and Annuity Company and Oppenheimer
                   Variable Annuity Account Funds and Oppenheimer Funds, Inc.

99-B.8.25          Service Agreement effective as of March 11, 1997 between                *
                   Oppenheimer Funds, Inc. and Aetna Life Insurance and Annuity
                   Company

99-B.9             Opinion and Consent of Counsel                                         ____

99-B.10            Consent of Independent Auditors                                        ____

99-B.13            Schedule for Computation of Performance Data                            *

99-B.15.1          Powers of Attorney                                                      *

99-B.15.2          Authorization for Signatures                                            *

*Incorporated by reference